N-2 - USD ($)		Feb. 24, 2025	Dec. 31, 2024
Cover [Abstract]
Entity Central Index Key		0001957892
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-268986
Investment Company Act File Number		811-23848
Document Type		N-2
Document Registration Statement		true
Post-Effective Amendment		true
Post-Effective Amendment Number		5
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		9
Entity Registrant Name		StepStone Private Infrastructure Fund
Entity Address, Address Line One		128 S Tryon St
Entity Address, Address Line Two		Suite 1600
Entity Address, City or Town		Charlotte
Entity Address, State or Province		NC
Entity Address, Postal Zip Code		28202
City Area Code		704
Local Phone Number		215-4300
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		false
Effective on Set Date, 486(b)		true
Effective on Date, 486(b)		Feb. 25, 2025
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		true
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

	Class T	Class S	Class D	Class I
SHAREHOLDER FEES
Maximum sales load (percentage of purchase amount) (1)	3.50%	3.50%	None	No ne
(1)
Investors purchasing Class T and Class S Shares may be charged a sales load of up to 3.50% of the investment amount. The table assumes the maximum sales load is charged. A Selling Agent may, in its discretion, waive all or a portion of the sales load for certain investors. See “Plan of Distribution.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL FUND OPERATING EXPENSES (as a percentage of the Fund’s average net assets)
Management Fee	1.60%	1.60%	1.60%	1.60%
Acquired Fund Fees and Expenses (2)	0.60%	0.60%	0.60%	0.60%
Interest Payments on Borrowed Funds (3)	0.02%	0.02%	0.02%	0.02%
Distribution and/or Shareholder Servicing Fees	0.85%	0.85%	0.25%	0.00%
Other Expenses (4), (5)	0.84%	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses	3.91%	3.91%	3.31%	3.06%
Plus Expense Limitation and Reimbursement (6)	0.34%	0.34%	0.34%	0.34%
Total Annual Net Expenses (7)	4.25%	4.25%	3.65%	3.40%

(2)
The “Acquired Fund Fees and Expenses” are based on estimated amounts for the 12 months ending June 30, 2025. Some or all of the Investment Funds in which the Fund intends to invest charge carried interests, incentive fees or allocations based on the Investment Funds’ performance. The Investment Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.00% based on committed capital, and approximately 15% to 20% of net profits as a carried interest allocation. The Acquired Fund Fees and Expenses disclosed above are based on historic returns of the Investment Funds in which the Fund anticipates investing in for the 12 months ending June 30, 2025, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” The 0.60% shown as Acquired Fund Fees and Expenses reflects operating expenses of the Investment Funds (
e.g.
, management fees, administration fees and professional and other direct, fixed fees and expenses of the Investment Funds) after refunds, excluding any performance-based fees or allocations paid by the Investment Funds that are paid solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds.

(3)	These expenses represent estimated interest payments the Fund expects to incur in connection with its credit facility during the 12 months ending June 30, 2025. See “Investment Program — Leverage.”

(4)
Other Expenses include all other expenses incurred by the Fund, such as its organizational and offering expenses, certain administrative costs and expenses relating to the offering and sale of Shares. Other Expenses are estimated for the 12 months ending June 30, 2025.

(5)
Includes amounts paid under an administration agreement (the “Administration Agreement”) between the Fund and StepStone Private Wealth as administrator (the “Administrator”). Under the Administration Agreement, the Fund pays the Administrator an administration fee (the “Administration Fee”) in an amount up to 0.23% on an annualized basis of the Fund’s net assets. From the proceeds of the Administration Fee, the Administrator pays UMB Fund Services, Inc. (the “Sub-Administrator”) a sub-administration fee (the “Sub-Administration Fee”) in an amount up to 0.08% on an annualized basis of the Fund’s net assets, subject to a minimum annual fee. The Sub-Administration Fee is paid pursuant to a sub-administration agreement and a fund accounting agreement each between the Administrator and the Sub-Administrator. The Administration Fee is accrued daily based on the value of the net assets of the Fund as of the close of business on each business day (including any assets in respect of shares that is repurchased by the Fund on such date) and payable in arrears within ten business days after the end of the month. The Sub-Administration Fee is calculated in a manner substantially similar to the Administration Fee and is payable monthly in arrears.

(6)
The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund for the Limitation Period. The Adviser may extend the Limitation Period for a period of one year on an annual basis. The Expense Limitation and Reimbursement

Agreement limits the amount of the Fund’s aggregate ordinary operating expenses, excluding certain Specified Expenses listed below, borne by the Fund during the Limitation Period to an amount not to exceed 1.00% for Class T, S, D and I Shares, on an annualized basis, of the Fund’s daily net assets or the Expense Cap. “Specified Expenses” that are not covered by the Expense Limitation and Reimbursement Agreement include: (i) the Management Fee; (ii) all fees and expenses of Private Market Assets and other investments in which the Fund invests (including the underlying fees of the Private Market Assets and other investments (the Acquired Fund Fees and Expenses)); (iii) transactional costs, including legal costs and brokerage commissions, associated with the acquisition and disposition of Private Market Assets and other investments; (iv) interest payments incurred on borrowing by the Fund; (v) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund; (vi) distribution and/or shareholder servicing fees, as applicable; (vii) taxes; and (viii) extraordinary expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceeding, indemnification expenses, and expenses in connection with holding and/or soliciting proxies for all annual and other meetings of Shareholders. See “Fund Expenses” for additional information. If the Fund’s aggregate ordinary operating expenses, exclusive of the Specified Expenses, in respect of any Class of Shares for any day exceeding the Expense Cap applicable to that Class of Shares, the Adviser will waive its Management Fee and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. The Adviser may also directly pay expenses on behalf of the Fund and waive reimbursement under the Expense Limitation and Reimbursement Agreement. To the extent that the Adviser waives its Management Fee, reimburses expenses to the Fund or pays expenses directly on behalf of the Fund, it is permitted to recoup from the Fund any such amounts for a period not to exceed three years from the month in which such fees and expenses were waived, reimbursed, or paid, even if such recoupment occurs after the termination of the Limitation Period. However, the Adviser may only recoup the waived fees, reimbursed expenses or directly paid expenses in respect of the applicable Class of Shares if (i) the aggregate ordinary operating expenses have fallen to a level below the relevant Expense Cap and (ii) the recouped amount does not raise the level of aggregate ordinary operating expenses plus waived fees, reimbursed expenses or directly paid expenses in respect of a Class of Shares in the month of recoupment to a level that exceeds any Expense Cap applicable at that time.

(7)	Annual Net Expenses include expenses limited by the Fund’s Expense Limitation and Reimbursement Agreement.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
EXAMPLE:
You would pay the following fees and expenses on a $1,000 investment, assuming a 5.00% annual return, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If You SOLD Your Shares

	1 Year	3 Years	5 Years	10 Years
Class T	$76	$153	$232	$436
Class S	$76	$153	$232	$436
Class D	$37	$105	$176	$363
Class I	$34	$98	$164	$340
If You HELD Your Shares

	1 Year	3 Years	5 Years	10 Years
Class T	$76	$153	$232	$436
Class S	$76	$153	$232	$436
Class D	$37	$105	$176	$363
Class I	$34	$98	$164	$340
The examples should not be considered a representation of future expenses, and actual expenses may be greater or less than those shown
.
The rate of return of the Fund may be greater or less than the hypothetical 5.00% return used in the Example.
The purpose of the table above is to assist investors in understanding the various fees and expenses Shareholders will bear directly or indirectly. For a more complete description of the various fees and expenses of the Fund, see “Fund Expenses,” “Management Fee” and “Purchases of Shares.”

Purpose of Fee Table , Note [Text Block]		To invest in Class T Shares, Class S Shares or Class D Shares of the Fund, a prospective investor generally must maintain or open a brokerage account with a financial institution where a selling agreement has been established (“Selling Agent”). Any costs associated with opening such an account are not reflected in the following table or the Examples below. Investors should contact their broker or other financial professional for more information about the costs associated with opening such an account.
Basis of Transaction Fees, Note [Text Block]		percentage of purchase amount
Other Expenses, Note [Text Block]		Other Expenses include all other expenses incurred by the Fund, such as its organizational and offering expenses, certain administrative costs and expenses relating to the offering and sale of Shares. Other Expenses are estimated for the 12 months ending June 30, 2025.
Acquired Fund Fees and Expenses, Note [Text Block]	The “Acquired Fund Fees and Expenses” are based on estimated amounts for the 12 months ending June 30, 2025. Some or all of the Investment Funds in which the Fund intends to invest charge carried interests, incentive fees or allocations based on the Investment Funds’ performance. The Investment Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.00% based on committed capital, and approximately 15% to 20% of net profits as a carried interest allocation. The Acquired Fund Fees and Expenses disclosed above are based on historic returns of the Investment Funds in which the Fund anticipates investing in for the 12 months ending June 30, 2025, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” The 0.60% shown as Acquired Fund Fees and Expenses reflects operating expenses of the Investment Funds (
e.g.
		, management fees, administration fees and professional and other direct, fixed fees and expenses of the Investment Funds) after refunds, excluding any performance-based fees or allocations paid by the Investment Funds that are paid solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT PROGRAM
Investment Objectives
The Fund’s investment objectives are to seek current income and long-term capital appreciation by offering investors access to a global investment portfolio of private infrastructure assets.
Investment Strategy
The principal elements of the Fund’s investment strategy include: (i) allocating the assets of the Fund largely among Infrastructure Assets via Secondary Investments, Co-Investments, and to a modest extent, Primary Investments, including Seasoned Primaries; (ii) seeking to manage the Fund’s investment level and liquidity using a commitment strategy which will balance total returns with reoccurring distributions and liquidity targets; and (iii) managing risk through ongoing monitoring of the Fund’s portfolio and active portfolio construction. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowing for investment purposes, in Infrastructure Assets. This policy is non-fundamental and can be changed without Shareholder approval upon 60 days’ prior notice.
Asset Allocation
. StepStone employs an asset allocation strategy that seeks to benefit from the spread of the Fund’s investments across infrastructure investments that vary across industry sectors and geographies. Infrastructure investments are generally characterized as core, core plus and value-add investment strategies, as further described below. The Fund’s Infrastructure Assets will mainly comprise of core plus and value-add investment strategies.

•
Core: Considered the most stable form of infrastructure equity investing, as these assets tend to be the most essential to society or otherwise largely risk mitigated through a higher degree of cash flow predictability. Returns are derived primarily from income, with limited upside through capital gains, and assets are commonly held for the longer term (more than seven years). Revenues and cash flow are generally governed by either rate regulation or long-term contracts with highly creditworthy counterparties, such as governments, municipalities and major industrial companies.

•
Core Plus: These assets have some similarities with core infrastructure; however, there is generally more variability associated with the cash flows of core plus assets. Income is still typically a component of overall returns, but there is potential for greater capital appreciation. The holding period for core plus assets is typically more than six years. Core plus infrastructure may involve asset expansion or platform growth but the majority of value is typically derived from a relatively mature asset base. Core plus could also reflect a “build to core” strategy, where the assets would have a higher risk-return profile during a development, construction, and early operations stage, but ultimately qualify as a core asset for the long-term hold period.

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Value-Add: These investments typically include assets that have a material growth, expansion or repositioning orientation. The holding period for most value-add infrastructure typically ranges from five to seven years. Returns are primarily from capital appreciation rather than ongoing income.

Commitment Strategy.
The Advisers plans to manage the Fund’s commitment strategy to reduce the amount of uninvested cash (or “cash drag”) associated with the underlying investments with consideration for the potential liquidity needs of the Fund. The Adviser will balance the ultimate allocation across investment types while seeking to mitigate the “J-Curve,” the period between the initial investment and the time that meaningful appreciation is expected.
The Fund relies heavily on purchases of Secondary Investments where all or a substantial portion of the capital has already been invested and Co-Investments where the capital is largely deployed at the time of commitment. Secondary Investments often receive earlier distributions and the returns from these investments generally do not exhibit the same delayed cash flow and return “J-Curve” performance associated with Primary Investments. In addition, Secondary Investments may enable the Fund to deploy capital more readily with less blind pool risk than investments in typical Primary Investments.
The commitment strategy aims to keep the Fund substantially invested and to minimize cash drag, where possible, by making commitments based on anticipated future distributions from investments. The commitment strategy will also take other anticipated cash flows into account, such as those relating to new subscriptions, the redemption of Shares by Shareholders and distributions to Shareholders. To forecast portfolio cash flows, the Advisers will utilize a proprietary model that incorporates historical data, actual portfolio observations, insights, and forecasts by the Advisers.

Risk Management.
The long-term nature of infrastructure investments requires a commitment to ongoing risk management. The Advisers seeks to monitor the performance of the Fund’s assets and developments at the level of the individual portfolio companies that are material positions held by the Fund. By tracking commitments, capital calls, distributions, valuations, and other pertinent details, the Advisers seeks to use a range of techniques to reduce the risk associated with the commitment strategy. These techniques may include, without limitation:

•	Investing across assets at different parts of fund lifecycles through the use of Secondary Investments, Co-Investments and Primary Investments.

•	Managing cash and liquid assets to meet the Fund’s liquidity needs.

•	Modeling and actively monitoring cash flows to avoid cash drag and maintain maximum appropriate levels of investment and commitment.

•
Seeking to establish credit lines to provide backup liquidity to be in the position to satisfy liquidity needs, including redemption requests under the share repurchase program, consistent with the limitations and requirements of the 1940 Act.

To enhance the Fund’s liquidity, particularly in times of possible net outflows through the redemption of Shares by Shareholders, the Advisers may from time to time determine to sell certain of the Fund’s assets. In implementing the Fund’s liquidity management program, so as to minimize cash drag while providing the necessary liquidity to support the Fund’s private markets investment strategies and potential redemption of Shares, the Advisers may invest a portion of the Fund’s assets in securities and vehicles that are intended to provide an investment return while offering better liquidity than typical private markets investments. The liquid assets may include both fixed income and equities as well as public and private vehicles that derive their investment returns from fixed income and equity securities.
The Fund’s strategy involves investing in a range of Infrastructure Assets across multiple sponsors and investment types. The portfolio will consist of Infrastructure Assets that vary across industry sectors and geographies allocated strategically by StepStone.
The Fund intends to make direct and indirect investments in equity and debt interests across a variety of Infrastructure Assets such as:

•	Communication and digital infrastructure ( e.g., towers, data centers and fiber).

•	Natural capital (e.g., sustainable agriculture and sustainable forestry).

•	Power generation and midstream ( e.g., gas generation, fuel transportation and storage).

•	Renewables and energy transition investments ( e.g., wind and solar, energy storage and distributed energy).

•	Social infrastructure ( e.g., waste management, healthcare and education).

•	Transportation and logistics ( e.g., toll roads, airports and seaports).

•	Utilities ( e.g., electricity distribution and transmission, district heating and cooling and water).
The Fund will look to access attractive industry themes and tailwinds by tracking the evolving market and the emerging strategies of a diverse pool of Investment Managers. Outlined below are examples of current sector themes expected to support key investment focus areas of the Fund.
In select cases, the Fund may allocate a portion of its investments to other private market asset classes, including but not limited to real estate, private equity and private debt. The Fund will also seek to construct a balanced portfolio across mainly developed economies, with a focus on North America and Europe. While maintaining a generally balanced portfolio across these exposures is a focus of the Fund’s investment strategy, the Advisers will also be continuously assessing the relative attractiveness of the risk / return profile of each Fund opportunity and will look to tactically tilt the portfolio in situations where market dynamics make it attractive to do so, while still seeking to avoid over-concentration. Risks associated with investment in geographical locations, emerging markets and sector concentration are further described in the “Types of Investments and Related Risks” section below.
The Fund’s investment objectives and strategies are non-fundamental and may be changed without Shareholder approval. For a complete description of the Fund’s fundamental policies, see “Fundamental Policies” and “Other Fundamental Policies” in the Fund’s Statement of Additional Information.
Real Assets Asset Class
The real assets asset class includes infrastructure, natural capital and natural resource investments, among other hard asset categories. A common thread across the sub-strategies is that investments typically feature hard assets that are often capital intensive, as well as a component of current yield and an expected insulation of the underlying asset’s appreciation against the effects of inflation. The mix of current yield and growth across the underlying assets will vary depending on the specific asset class and stage of development of the underlying assets.
Infrastructure refers to a broad category of investments typically featuring attractive investment characteristics such as essential services or high barriers to entry, relatively durable demand, regulated returns or long term contracted cash flow and long useful lives, with an expected component of current yield as assets mature and often an insulation of the underlying assets against the effects of inflation. Infrastructure assets may include, among other asset types, communication/digital infrastructure, power generation and midstream, renewables & energy transition investments, social infrastructure, transportation and logistics and utilities.

Natural capital is viewed as an attractive complement to the Fund’s other assets, with its focus on sustainable agriculture, sustainable forestry and other sustainable natural assets. Sustainable agriculture consists of investments in farmland and related supply chain assets, along with biological assets (
e.g.,
crops and livestock) that produce food, fiber, and renewable energy feedstocks. These investments focus on sustainably leveraging the productive capacity of the land base, and supply chains to transform and distribute production to processors, retailers, and industrial buyers, as well as related appreciation of farmland and supply chain assets. Sustainable forestry investments focus on safely and sustainably producing raw materials necessary for production of goods while leveraging sustainable business practices. These materials include outputs such as timber products and pulp for the manufacture of paper products. These investments, along with other real asset investments, have often shown historical returns with a positive correlation to inflation, a low or negative correlation to public and private equities and debt, and low volatility in their overall return profile with resilient asset value attributes through economic and financial cycles.

While most Infrastructure Assets benefit in some way from defensive characteristics, in the form of essential services, barriers to entry, contracted cash flows or regulated returns, the risk and return profile of infrastructure investments does differ across sectors and strategies, and assets are often grouped into a few key categories, reflecting these differences.
Expected Positioning of Select Sectors

Real Estate Asset Class
Private real estate is a common term for unregistered real estate investments made through privately negotiated transactions. Similar to investments in the infrastructure asset class, real estate investments generally provide investment returns with a mix of current yield and growth across the underlying assets. The ultimate mix will vary depending on the stage of development of the underlying assets. Real estate investments are typically equity investments in the underlying real estate property, but in some cases, may also involve the debt/mortgages supporting the properties.

5
According to MSCI Private Infrastructure Index, global core infrastructure has low or no correlation to global private equity, global public bonds and global equities with correlation coefficients of 0.0, -0.1 and –0.1, respectively. Source: MSCI, Bloomberg, Burgiss, NCREIF, Cliffwater, HFRI, J.P. Morgan Asset Management, May 31, 2022.

6
For illustrative purposes only. Sectors may differ in risk and return from the above. Target gross returns are hypothetical and are neither guarantees nor predictions or projections of future performance. Future performance indications and financial market scenarios are no guarantee of current or future performance. There can be no assurance that such target will be achieved or that the investment will be able to implement its investment strategy, achieve its investment objectives or avoid substantial losses.

Private Equity Asset Class
Private equity is a common term for investments that are typically made in non-public companies through bespoke, privately negotiated transactions. Private equity investments may be structured using a range of financial instruments, including common and preferred equity, subordinated debt and warrants, or other instruments, depending on the strategy of the investor and the financing requirements of the company. Investments in private equity have grown significantly over the last 20 years, driven principally by large institutional investors seeking increased returns and portfolio efficiency. Large pension funds, endowments and other sophisticated institutional investors commonly invest a meaningful portion of their overall portfolios in private equity.
The private equity market is diverse and can be divided into several different segments, each of which may exhibit distinct characteristics based on combinations of various factors. These include the type and financing stage of the investment, the geographic region in which the investment is made and the vintage year. The Fund may invest in all segments of private equity on a global basis.
Private Debt Asset Class
Private debt is a common term for loans and similar investments typically made in private companies that are generally negotiated directly with the borrower. Private debt investments may be structured using a range of financial instruments, including but not limited to, first and second lien senior secured loans, unitranche debt, unsecured debt, and structurally subordinated instruments. From time to time these investments might include equity features such as warrants, options, common stock or preferred stock, depending on the strategy of the investor and the financing requirements of the company or asset. The Fund’s private debt investments may be rated below investment grade by rating agencies or would be rated below investment grade if they were rated and are sometimes referred to as “junk.” Below investment grade securities have predominantly speculative characteristics and may carry a greater risk with respect to a borrower’s capacity to pay interest and repay principal. The global capital markets have undergone substantial structural changes since the 2008-2009 global financial crisis. Where once banks were dominant providers of credit, their relative size is in secular decline, thus creating an opportunity for other providers of capital. In addition, a new regulatory regime surrounding bank balance sheets has placed greater emphasis on the private non-bank lending sector — this capital is increasingly provided by pension funds and insurance companies who maintain an allocation to this asset class. The Fund may invest in all forms of private debt on a global basis.
Why Infrastructure
The Advisers believe investors should consider the following factors when considering an investment in the Fund.
Essential Services are Resilient to Economic Cycles:
User demand patterns for Infrastructure Assets tend to be relatively stable given the essential nature of these services. Therefore, we believe they tend to exhibit a lower correlation to economic cycles. According to MSCI Private Infrastructure Index, global core infrastructure has low or no correlation to global private equity, global public bonds and global equities.

Inflation Hedge:
Most regulated infrastructure assets, and many non-regulated infrastructure assets, include inflation-indexed user pricing which effectively passes on the impact of inflation to the end-user. We believe that infrastructure assets tend to perform better in inflationary environments as inflationary increases in revenue typically outpace inflationary increases in expenses, given the relatively high margins that are typical of infrastructure investments.

7
According to MSCI Private Infrastructure Index, global core infrastructure has low or no correlation to global private equity, global public bonds and global equities with correlation coefficients of 0.0, -0.1 and –0.1, respectively. Source: MSCI, Bloomberg, Burgiss, NCREIF, Cliffwater, HFRI, J.P. Morgan Asset Management, May 31, 2022.

Diversified End-User Base:
The ultimate end-users of infrastructure assets are generally a widely diversified group of individuals, such as local populations and communities and worldwide travelers utilizing essential services which reduces some risks associated with market and customer concentration and variability in demand.
High Barriers to Entry:
Infrastructure typically requires a high level of initial capital investment and have relatively long useful lives, and this acts as a significant impediment to potential competitors entering the market. We believe that these assets may enjoy monopolistic or quasi-monopolistic market positioning, and it may be economically unsound, or legally prohibited, to build a competing facility, such as an airport, toll-road or timberland farm.
Long-term Cash Flow Predictability:
Regulated and heavily contracted business models often provide long-term revenue visibility to infrastructure investments.
Sustainability Tailwinds:
Infrastructure assets are playing an important role in the transition to net zero emissions supporting decarbonization across numerous industries, in particular energy generation and storage, transportation and carbon sequestration through natural capital related opportunities.
Key Trends in Infrastructure
Infrastructure Assets can be broadly described as economic and social necessities that deliver services and products needed to improve society’s quality of life, social well-being, and safety. The U.S. economy, for example, relies on a vast network of transportation, power and communications infrastructure; however, much of the systems currently in place were built decades ago, and economists assert that delays and rising maintenance costs are limiting economic performance. Many are reaching the end of their lifespan and are potentially overstretched. In addition to the threat to human safety, inadequately maintained roads, trains, and waterways substantially limit economic productivity. Similar infrastructure investment opportunities exist in other major economies around the world.
Infrastructure is not only an essential part of healthy and productive communities and economies today but is also one of the most important areas of investment for addressing the challenges of tomorrow. Challenges around climate change, communication and digital infrastructure, healthcare and urbanization may be addressed through major public and private investment in infrastructure. It is estimated that the world needs approximately $94 trillion of infrastructure investment to support population growth, urbanization, and refurbishments through 2040.

We believe this substantial need for infrastructure investment is driven by the overall growth of the global economy and by a number of global, secular trends, such as:
Digitalization
: Connectivity and data consumption have become essential to everyday life and are fundamental to global economic activity and growth. Data is the core currency of the digital economy, and its consumption continues to grow exponentially, which drives and sustains the need to invest in areas such as mobile towers, data centers, fiber optics and digital services.

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Mobile Towers
: Telecommunications infrastructure, or wireless and cellular infrastructure, connects all facets of economic activity. A societal desire for mobility is driving wireless carriers to build denser networks in order to meet speed and capacity demands, which in turn require new cell sites, more equipment, more fiber, and higher bandwidth connectivity.

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Data Centers
: Rapid growth in the demand for data consumption and storage is driving an expansion of data centers worldwide. The rapid ascent of large language models and the use of Artificial Intelligence (AI), Internet of Things (IoT), online gaming, 5G connectivity, autonomous driving capabilities, big data analytics, among others, are key trends driving the need for more reliable, energy-efficient and secure data storage. The amount of data created, captured, copied and consumed globally is expected to double in size by 2026.

Modern data centers are rapidly evolving from centralized, on-premise facilities managed by IT departments to hyperscale data centers hosting public cloud services. While investments in data centers require regional strategies, we believe the need for additional data center investment is nearly universal.

8	Global Infrastructure Outlook: Infrastructure Investment Needs, June 2018.
9	Worldwide IDC Global Data Sphere Forecast, 2022–2026: Enterprise Organizations Driving Most of the Data Growth, May 2022.
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Fiber Optics
: Only 63% of the world’s population is connected to the internet.

As a result of the large unconnected populations, there is significant growth opportunity and investment potential in expanding internet access and increasing adoption, as well as the need to upgrade existing connections to improve reliability and speed. Estimates suggest that the total attainable market size of connecting the next four billion people is upwards of $300 billion annually.

Building out the fiber optic networks will require substantial investment from private companies.

Decarbonization:
The importance of decarbonization has emerged as an essential part of the global economy and will require substantial investment in decarbonization technology.

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Renewable Energy Transition:
The global energy mix is shifting from fossil fuels to renewables. There is an abundance of both public and private organizations with a commitment to decarbonize the economy or “reach net zero” by 2050. This will require substantial investments in physical infrastructure assets including clean and renewable energy systems such as wind, solar and hydro, energy efficiency, energy storage, clean transportation, green building systems, waste management and recycling, sustainable agriculture and aquaculture along with systems and technology to enable support for biodiversity and ecosystems.

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Electrification Revolution
: The electrification trend could be one of the biggest growth opportunities in the industrial economy in light of the number of areas that may need to be developed, expanded or modernized. Within two decades, cars, buildings and systems will use clean electricity backed by renewable energy sources. With several new electrification themes converging, residential, commercial and municipal markets may need to revamp their outdated systems, store energy and modernize power grids.

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Internet of Things (“IoT”)
: To increase infrastructure and capacity, while decreasing carbon emissions in cities, we believe that a paradigm shift will occur. Cities will likely use digitization and wireless technology to operate smarter, producing and distributing energy more efficiently and prioritizing renewable energy. By leveraging IoT, municipal assets can be monitored in real-time and controlled remotely, residents can actively track their energy consumption, for example through smart metering infrastructure, and cities can control when and where power is needed.

Demographics:
We believe that a substantial portion of U.S. infrastructure is in a state of disrepair, due to years of underinvestment and changing urbanization trends. Suburbs, medium-sized cities, and even small towns are experiencing significant growth, straining already limited budgets and policymakers are looking to private investment to build and repair critical infrastructure.

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Growing Population
: By the year 2050, the global population is expected to increase by another 20%, to more than 9.7 billion people.

An increasing population is likely to increase demand for services, increase infrastructure usage, expand seasons of consumption for certain goods and services and decrease available downtime for maintenance and repairs. The need to accommodate this increase in the global population will drive substantial investment in new and existing infrastructure.

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Urbanization
: We believe that continued urbanization in advanced economies will be one of the biggest drivers of infrastructure spending over the next few decades. According to the World Economic Forum,

more than half the global population lives in cities, a figure that is expected to rise to 80% by 2050. Rising urban migration and the continued expansion of mega cities globally may require sustained infrastructure investment in railroads, highways, bridges, ports, airports, water, power, energy and telecommunications.

•
Changing Generational Preferences
: Younger generations often have different expectations for infrastructure than older citizens. Support for mass transit and public transportation is often as much as 10% higher among Millennials than Baby Boomers. Millennials also plan to monitor their consumption more closely and hope to adopt new energy products and services, including renewable sources like solar and wind. Changing generational preferences should have a substantial influence over future decisions to not only modernize transportation systems and utilities but also incentivize their use.

10	We Are Social: More Than 5 million People Now Use the Internet, 4/27/2022.
11	USAID: Barriers to Investing in Last-Mile Connectivity, May 2020.
12	United Nations: Department of Economic and Social Affairs, 2017.
13	World Economic Forum: Cities and Urbanization, 4/26/2022.
Investment Types
The Fund makes investments in equity and debt interests in Infrastructure Assets through the various investment types described below.
Secondary Investments
Secondary Investments typically refer to investments in either individual operating companies, projects or properties and existing private investment funds through the acquisition of an existing interest by one investor from another in a negotiated transaction. In so doing, the buyer will acquire the existing interest and take on any future funding obligations in exchange for future returns and distributions. Secondaries include the growing general partner led secondary market, which has evolved toward strip sales and continuation vehicles with general partners structuring a vehicle that allows for continued participation in the growth of the remaining assets, or a specific asset, beyond a fund’s traditional exit time frame. Secondaries may also include newly established private markets funds that are fully funded at the time of the Fund’s acquisition.
Secondary Investments may be acquired at a discount to the Investment Fund’s NAV. As a result, Secondary Investments acquired at a discount may result in unrealized gains at the time the Fund next calculates its daily NAV. Because Secondary Investments are generally made when a Primary Investment is three-to-seven years into its investment period and has deployed a significant portion of its capital into portfolio companies, these investments are viewed as more mature. Since its inception, the Firm has invested in Secondary Investments that were 70-75% deployed on average. Thus, they are not typically expected to exhibit the initial decline in NAV associated with primaries and may reduce the impact of the “J-Curve” associated with private markets investing.
Open-Ended Funds typically refer to investments in evergreen or long duration structures, where the interest of one or multiple investors is acquired by another investor, or an interest is acquired by an investor through the provision of growth capital, in both cases typically at NAV. For the purposes of the Fund strategy, Open-Ended Funds are considered Secondary Investments, given they are, similarly, the acquisition of an interest in what is typically a mature portfolio, and all, or the majority, of capital is deployed at the time of investment, and therefore the impact of the “J-Curve” is expected to be mitigated. There can be no assurance that any or all Secondary Investments made by the Fund will exhibit this pattern of investment returns, and realization of later gains is dependent upon the performance of each Investment Fund’s portfolio investments.
The market for purchasing Investment Funds on the secondary market may be very limited and competitive, and the strategies and Investment Funds to which the Fund wishes to allocate capital may not be available for secondary investment at any given time. Purchases of Investment Funds on the secondary market may be heavily negotiated and may create additional transaction costs for the Fund.
The secondary market continues to evolve and expand. Secondaries may include various structures by which the Fund gains exposure to the private markets including those described above and others that share some of the same characteristics. The Fund may invest in the equity or debt of structured transactions such as collateralized fund obligations or similar investment vehicles (“CFOs”) that own existing funds and co-investments. The Fund may also invest in open-end or closed-end funds and similar investment vehicles, which may be evergreen funds with existing assets at the time of the Fund’s investment.
Co-Investments
Co-Investments involve directly acquiring an equity or debt interest in an operating company, project or property generally alongside an investment by an Investment Manager. Co-Investments are generally structured such that the lead and co-investors collectively hold a controlling interest of the operating company, project or property. Capital committed to a Co-Investment is typically invested immediately, mitigating J-Curve and creating a more predictable cash flow dynamic, but equity Co-Investments may also involve a commitment to fund additional capital under certain circumstances.
Primary Investments
Primary Investments, or “primaries,” refer to investments in newly established private market funds that are early in their lifecycle and have typically not yet begun investing. Primary investments are made during an initial fundraising period in the form of capital commitments, which are then called down by the Fund and utilized to finance its investments in portfolio companies during a predefined period. A private markets fund’s NAV will typically exhibit a “J-Curve,” undergoing a decline in the early portion of the fund’s lifecycle as investment-related expenses and fees accrue prior to the realization of investment gains from portfolio investments, with the trend typically reversing in the later portion of the fund’s lifecycle as portfolio investments are sold and gains from investments are realized and distributed. There can be no assurance that any or all primary investments made by the Fund will exhibit this pattern of investment returns and realization of later gains is dependent upon the performance and disposition of each Primary
Investment’s portfolio investments. Real asset and private equity Primary Investments typically range in duration from ten-to-twelve years, including extensions, while private debt primary investments typically range in duration from eight-to-ten years. Underlying investments in portfolio investments generally have a three-to-six-year range of duration with potentially shorter periods for private debt or longer for infrastructure investments.
Primary Investments are generally closed-end funds and only accept new investments during a finite period. Typically, Investment Managers will not launch new funds more frequently than every two-to-four years. Market leaders generally offer multiple primary investments each year, but they may not offer funds within a given geography or that pursue a certain strategy in any particular year. Accordingly, many funds managed by top-tier private market firms will be unavailable for a primary investment at any given time. Because of the limited timeframe of opportunity for investment in any given fund, having a well-established relationship with an Investment Manager is critically important for primary investors.
Primary Investments includes Seasoned Primaries, which are made later in an Investment Fund’s lifecycle than typical primaries but while the Investment Fund is still in the capital deployment stage. These investments, like secondaries, may receive earlier distributions, and the investment returns from these investments may exhibit less of a delayed cash flow and return “J-Curve” than other Primary Investments. In addition, Seasoned Primaries may enable the Fund to deploy capital more readily with less blind pool risk than investments in typical primaries.
General Due Diligence
StepStone uses a range of resources to identify and source promising Infrastructure Assets. StepStone’s investment approach is based on the extensive diligence conducted by its research professionals while leveraging the capabilities of the entire StepStone organization and its potential access to superior information.
StepStone focuses on identifying opportunities at the intersection of high-quality opportunities, Investment Manager expertise and the Firm’s informational advantage. StepStone will assess the relative attractiveness of different strategies, sectors and geographies based on durable investment themes that it believes will outperform over the Fund’s long-term investment horizon. Shorter-term opportunistic allocations will also be utilized to seek to capitalize on near-term market trends.
The due diligence process is driven by StepStone’s entire global team, which meets bi-weekly to review, prioritize and analyze investment opportunities. Investment review typically involves a contribution from StepStone’s sector experts, Investment Manager coverage teams and the assigned deal team. Once a deal has been identified as a potential transaction, the deal team summarizes the opportunity in a report. Each report is reviewed, and the team prioritizes the opportunity accordingly. StepStone’s investment committee, which composes of senior investment professionals responsible for making final investment approvals and ensuring that there is consistency across investment decisions and client portfolios, will conduct a detailed review of each investment that has advanced into the due diligence stage, with the due diligence report serving as a framework for these discussions. Through this process, StepStone can identify the most attractive opportunities and focus their resources on the most promising transactions
The Fund’s investment due diligence process generally is expected to include these elements:
Secondary Investments

•	Independent financial modeling on an asset-by-asset basis (each underlying portfolio company), where applicable, to validate both projected multiple and internal rate of return assumptions.

•	Research and analysis of the assets, sectors and strategies related to the Investment Fund, and the effect on underlying portfolio positions.

•
Assessment of the managerial capability of the Investment Manager and the quality of the Investment Fund, including the Investment Manager’s ability and bandwidth for managing the existing portfolio towards liquidity.

•	ESG and Operational Due Diligence.
Co-Investments

•	Independent financial modeling as a means of testing and validating the business plan assumptions and projections, exit returns and valuations.

•
Comparative analysis through review and the assigning of a risk score, considering key quantitative and qualitative risk factors including, but not limited to, regulatory risk, technology risk and market risk.

•	Industry research (including evaluation of market size, potential growth and competitive dynamics).

•	Assessment of the Investment Manager’s suitability for the investment and the managerial capability and depth at the underlying asset level.

•	ESG and Operational Due Diligence.
Primary Investments

•
Evaluation of the Investment Manager’s experience and resources to establish their ability to implement its investment strategy, through team, platform and performance assessments, discussions with third party references (including the Investment Manager community, limited partner community, and portfolio company founders), Investment Manager interviews, and other fund manager meetings.

•	Evaluation of the proposed investment strategy for appropriateness to the investment environment.

•	Detailed review of the Investment Managers prior track record, including individual investment partner level attribution, and projection modeling for historical funds.

•	Assessment of operational support and bandwidth for managing the existing portfolio.

•	ESG and Operational Due Diligence.

•	Evaluation of fund terms with a particular focus on alignment of interests between the Investment Manager and limited partners.
For each transaction, the assigned investment team gathers and reviews available information on the historical track record and all underlying assets. To facilitate this process, StepStone utilizes the SPI platform, which tracks over 16,000 general partners across 42,000 Investment Funds garnered from the over 4,700 annual Investment Manager meetings the Firm holds per year. This database is populated with information StepStone has gathered from Investment Manager partner meetings, due diligence materials, quarterly reports, annual meetings, marketing materials and other sources. Through these sources, StepStone believes that it has access to significantly more information than most investors and provides a distinctive advantage when evaluating a potential investment.
The Advisers also continue to monitor the assets by meeting with Investment Managers, attending annual meetings, serving on portfolio companies’ investment boards, reviewing financial reports and meeting with portfolio companies’ management teams. Based on these interactions, the Advisers will periodically update expectations of return and liquidity of each asset of the Fund.
The Fund limits its investments in private equity funds and hedge funds that rely on the exclusion from the definition of “investment company” in Section 3(c)(1) or Section 3(c)(7) of the 1940 Act (“Private Investment Companies”) to no more than 15% of the Fund’s total assets at the time of investment. The Fund’s investments in Secondary Investments, Co-Investments and Primary Investments that hold Infrastructure Assets are not considered Private Investment Companies. In addition, the Fund’s investments in Infrastructure Assets made through special purpose vehicles formed by a third-party manager to invest in a particular Infrastructure Asset will not be considered Private Investment Companies.
ESG Due Diligence
As demonstration of its commitment to responsible investing (“RI”), the Firm became a signatory to the United Nations Principles for Responsible Investment (“UN PRI”) in 2013, adopted a responsible investment policy (“Responsible Investment”) in 2014 and joined the Task Force on Climate-related Financial Disclosures (“TCFD”) in 2019. The Firm’s RI policy is approved by the (“RI Committee”) under delegated authority from the Board of the Firm. It is enforced by the Firm’s Investment Committees (“Investment Committee” or “IC”) and applies to the Firm’s various private markets asset classes and investment strategies. This policy encompasses a comprehensive assessment at both the general partner and asset level of non-financial factors across environmental, social, governance dimensions. The Firm’s RI Policy is available upon request.
Process Overview.
The Firm has fully integrated an RI process into its investment due diligence and decision-making across all asset classes and strategies at the Firm. Every investment due diligence conducted by the Firm undergoes an ESG evaluation at multiple levels. Each investment memo presented to the relevant Investment Committee must contain a dedicated RI section that has been completed by the investment due diligence team, with the disclosure and analysis approved by the RI Committee. Investments may fail to progress as a result of ESG considerations at varied points in the process, including at the Investment Committee. Post-investment, the Firm also seeks engagement with investment managers to advocate for and support their ESG process improvements as well as their specific RI initiatives with respect to individual assets and positioning them for exit. The Firm seeks to be engaged on RI issues where it has a board seat or limited partner advisory committee membership.
Responsible Investment Integrated in the Due Diligence Process.
The Firm’s has established an RI due diligence process that applies across the Firm tailored for each asset class and strategy (
i.e.,
private equity, real estate, private credit and infrastructure, along with a distinct approach for co-investments and secondaries). This RI due diligence is integrated into the Firm’s investment due diligence process and sits alongside the Firm’s comprehensive operational due diligence process. The Firm’s teams evaluate each fund manager and/or investee company on their RI policy, implementation and monitoring framework using a variety of tools from its due diligence questionnaire and onsite interviews, to reference checking and evaluation of the historical track record at the general partner and at the asset level where relevant. For the final Investment Committee materials, investment teams include a comprehensive ESG analysis, which includes specific examples from the manager’s investment process and portfolio. The Firm has been utilizing an RI general partner scorecard since 2018. In May 2019, this scorecard became a mandatory component of all primary fund underwriting across all asset classes. The ESG score focuses on (i) commitment, (ii) accountability, (iii) investment process, from screening through ownership, (iv) training, and (v) reporting and transparency. Specific information is collected and analyzed with regard to climate, modern slavery, and diversity through the scoring process for all investments. With regard to infrastructure investments, there is a specific focus on environmental considerations and labor practices, among other topics. These topics are incorporated into the investment decision process, ongoing monitoring and management of investments but are not solely determinative of investment decisions. As a result, the Fund may make investments that do not have favorable ESG characteristics or high ESG ratings.
Portfolio Allocation
In allocating the Fund’s capital, the Advisers seek to maximize the risk adjusted returns to the Shareholders. The overall portfolio construction seeks to achieve targeted returns while also being able to provide 5% quarterly liquidity, and also minimizing volatility for investors. Capital is allocated within differing types of infrastructure investments to optimize risk, return, volatility, correlation and liquidity using equity and debt investments with varying levels of duration. Portfolio allocations are achieved through using a combination of Secondary Investments, Co-Investments and Primary Investments. Existing and new investments are dynamically evaluated to assess the blended risk, return and liquidity profile of the Fund.
In allocating the Fund’s capital, the Advisers seeks to use the resources and capabilities they have assembled to build a diversified portfolio of investments that seeks to mitigate the effects of the J-Curve to maximize risk adjusted returns to the Shareholders. Portfolio construction is the first level of the risk management process. At a high level, the planning for portfolio construction is intended to consider medium- to long-term secular and macroeconomic risks, and how they are likely to impact the infrastructure market. A fundamental premise of the Fund’s investment strategy is to prioritize a proactive sourcing approach for all forms of Infrastructure Assets, driven by a thoughtful portfolio construction plan.
The projected asset allocation targets reflect the current assessment of sub-classifications within the context of an appropriately diversified portfolio. Over shorter periods, the portfolio composition may reflect the allocation of capital more opportunistically in accordance with the Fund’s investment objectives. The Advisers expects that the Fund’s asset allocation will tilt more heavily toward Secondary Investments and Co-Investments.
Asset Allocation Targets

Investment Type	Target Range
Secondary Investments	40-80%
Co-Investments	20-50%
Primary Investments	0-10%

Asset Class	Target Range
Infrastructure Assets	90-100%
Other Assets	0-10%

Geographic Region	Target Range
North America	30-60%
Europe	30-60%
Rest of World	0-20%
The Fund’s assets are global, although the Fund expects to invest principally in North America-domiciled and European-domiciled investments. Over time, the Fund may have exposure to developing or emerging markets. There can be no assurance that all investment types will be available, will be consistent with the Fund’s investment objectives, will satisfy the Advisers’ pricing and due diligence considerations or will be selected for the Fund.
While the Fund actively pursues Co-Investments, the Fund’s allocations to Investment Funds may be made in the form of capital commitments which are called down by an Investment Fund over time. Thus, in general, the Fund’s private markets allocation will consist of both funded and unfunded commitments. Only the funded private market commitments are reflected in the Fund’s NAV. Over time, the allocation ranges and commitment strategy may be adjusted based on the Advisers’ analysis of the private markets, the Fund’s existing portfolio at the relevant time, and other pertinent factors.
The Firm’s Allocation Policy
Allocation decisions may arise when there is more demand from the Fund and other clients of the Firm for a particular investment opportunity, such as the capacity in an Investment Fund or a Co-Investment, than supply. The Firm employs an allocation policy designed to ensure that all of its clients will be treated fairly and equitably over time. The Fund’s portfolio manager has discretion to lower the allocation as appropriate for portfolio construction purposes.
With respect to Primary Investments, the Firm uses its best efforts to defer the allocation decision to the relevant Investment Manager, mitigating the potential conflict. With regard to secondary purchases of Investment Funds, the Firm typically manages the allocation of the transactions across its clients. Under the Firm’s allocation policy, if clients are similarly situated, considering all relevant facts and circumstances, allocations will be made pro rata based on the deployment pace for each client determined in accordance with the Firm’s standard operational processes and specified in each client’s annual portfolio plan. Allocation of Co-Investments is a hybrid of the Firm’s approach on Investment Funds; in certain cases, Co-Investments are allocated by the Investment Manager leading the transaction, while in others, the Firm has the ability to allocate the transaction across its clients, in which case the allocation method outlined with respect to secondaries is used. Due to these processes, the Firm does not believe there is a material risk of a conflict arising in the area of allocations that would disadvantage the Fund relative to another client. With respect to evergreen funds such as the Fund, the Firm may evaluate the deployment pace, investment budget and portfolio plan of such client more frequently than annually.
Importantly, the Firm’s allocation process is managed independently by the Finance team and ratified by the Firm’s Legal and Compliance department.
Leverage
In the near term, leverage may be used to provide the Fund with temporary liquidity to acquire investments in advance of the Fund’s receipt of proceeds from the realization of other assets or additional sales of Shares.
The 1940 Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness (the “Asset Coverage Requirement”). This requirement means that the value of the investment company’s total indebtedness may not exceed one third the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached. The Fund’s borrowings will at all times be subject to the Asset Coverage Requirement.
The Fund’s assets may also utilize leverage in their investment activities. Borrowings at the individual investment level are not subject to the Asset Coverage Requirement. Accordingly, the Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain assets and the volatility of the value of Shares may be great, especially during times of a “credit crunch” and/or general market turmoil, such as that experienced during late 2008 or the current global pandemic. In general, the use of leverage by the Fund’s assets may increase the volatility of their values and of the value of the Shares. See “Types of Investments and Related Risks — Investment Related Risks — Leverage Utilized by the Fund.”

Risk Factors [Table Text Block]
TYPES OF INVESTMENTS AND RELATED RISKS
General
The value of the Fund’s total net assets may be expected to fluctuate in response to fluctuations in the value of the Infrastructure Assets in which the Fund invests. Discussed below are the investments generally made by Investment Funds and the principal risks that the Advisers and the Fund believe are associated with those investments. These principal risks will, in turn, have an effect on the Fund. In addition, the Fund may also make these types of investments pending the investment of assets in Infrastructure Assets or to maintain the liquidity necessary to effect repurchases of Shares. When the Fund takes a defensive position or otherwise makes these types of investments, it may not achieve its investment objectives.
Principal Investment Related Risks
General Economic and Market Conditions
. The value of the Fund’s total net assets should be expected to fluctuate. To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. The use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage were not used.
An investment in the Fund involves a high degree of risk, including the risk that the Shareholder’s entire investment may be lost. The Fund’s performance depends largely upon the Advisers’ selection of Infrastructure Assets, the allocation of offering proceeds thereto and the performance of the Infrastructure Assets. The Fund’s investment activities involve the risks associated with private market investments generally. Risks include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, war, terrorism, earthquakes, hurricanes or floods and other factors which are beyond the control of the Fund or the Private Market Assets. Unexpected volatility or lack of liquidity, such as the general market conditions that had prevailed in 2008, could impair the Fund’s profitability or result in its suffering losses.
No Operating History.
The Fund is a newly formed non-diversified, closed-end management investment company with no performance history that Shareholders can use to evaluate the Fund’s investment performance. The initial operating expenses for a newly formed fund, including start-up costs, which may be significant, may be higher than the expenses of an established fund. In addition, Infrastructure Assets may, in some cases, be newly organized with limited operating histories upon which to evaluate their performance.
Closed-end Interval Fund.
The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop in the foreseeable future. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.
Availability of Investment Opportunities
. The business of identifying and structuring investments of the types contemplated by the Fund is competitive and involves a high degree of uncertainty. The availability of investment opportunities generally is subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions.
Similarly, identification of attractive investment opportunities by Investment Managers is difficult and involves a high degree of uncertainty. Even if an attractive investment opportunity is identified by an Investment Manager, it may not be permitted to take advantage of the opportunity to the fullest extent desired. Other investment vehicles sponsored, managed or advised by the Advisers and their affiliates may seek investment opportunities similar to those the Fund may be seeking. The Advisers will allocate fairly between the Fund and such other investment vehicles any investment opportunities that may be appropriate for the Fund and such other investment vehicles. See “Conflicts of Interest — The Advisers.”
Leverage Utilized by the Fund
. The Fund may borrow money in connection with its investment activities and to otherwise provide the Fund with liquidity —
i.e.
, the Fund may utilize leverage. Specifically, the Fund may borrow money through a credit facility or other arrangements to fund investments in Infrastructure Assets up to the limits of the Asset Coverage Requirement. Leverage may be used to provide the Fund with temporary liquidity to acquire investments in advance of the Fund’s receipt of proceeds from the realization of other assets or additional sales of Shares. The Fund is expected to enter into the credit agreement for such purposes. See “Investment Program—Leverage.”
The use of leverage is speculative and involves certain risks. Although leverage will increase the Fund’s investment return if the Fund’s interest in an asset purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, the use of leverage will decrease the return on the Fund if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund, especially in times of a “credit crunch” or during general market turmoil, such as that experienced during late 2008. The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell its interests in Investment Funds at inopportune times, which may further depress the returns of the Fund.

The 1940 Act’s Asset Coverage Requirement requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached. The Fund’s borrowings will at all times be subject to the Asset Coverage Requirement.
Private Equity Investments.
Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in an operating company (
e.g.
, providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments, although the Fund may also invest directly in an operating company as a lead investor or syndicate partner to an Investment Manager. The investments held by Investment Funds and Primary Investments made by the Fund involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return.
The regulatory environment for private investment funds continues to evolve, and changes in the regulation of private investment funds may adversely affect the value of the Fund’s investments and the ability of the Fund to implement its investment strategy (including the use of leverage). The financial services industry generally and the activities of private investment funds and their investment advisers, in particular, have been the subject of increasing legislative and regulatory scrutiny. Such scrutiny may increase the Fund’s and/or the Advisers’ legal, compliance, administrative and other related burdens and costs as well as regulatory oversight or involvement in the Fund and/or the Advisers’ business. There can be no assurances that the Fund or the Advisers will not in the future be subject to regulatory review or discipline. The effects of any regulatory changes or developments on the Fund may affect the manner in which it is managed and may be substantial and adverse.
Investments in the Debt Securities of Small or Middle-Market Portfolio Companies
. Our investments may consist of loans to small and/or less well-established privately held companies. While smaller private companies may have potential for rapid growth, investments in private companies pose significantly greater risks than investments in public companies. For example, private companies:

•	have reduced access to the capital markets, resulting in diminished capital resources and the ability to withstand financial distress;

•
may have limited financial resources and may be unable to meet their obligations under their debt securities, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of realizing any guarantees that may have obtained in connection with the investment;

•
may have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns;

•
generally, are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a portfolio company and, in turn, on the Investment Fund that has invested in the portfolio company; and

•
generally, have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position.

Investments in smaller capitalization companies often involve significantly greater risks than the securities of larger, better-known companies because they may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies, as these securities typically are less liquid, traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. In addition, when selling large positions in small capitalization securities, the seller may have to sell holdings at discounts from quoted prices or may have to make a series of small sales over a period of time. Further, smaller capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations or may have difficulty in repaying any loans.
In addition, investments in private companies tend to be less liquid. The securities of many of the companies in which we invest are not publicly traded or actively traded on the secondary market and are, instead, traded on a privately negotiated over-the-counter secondary market for institutional investors only. Such securities may be subject to legal and other restrictions on resale. As such, we may have difficulty exiting an investment promptly or at a desired price prior to maturity or outside of a normal amortization schedule. As a result, the relative lack of liquidity and the potential diminished capital resources of target portfolio companies may affect our investment returns.
Infrastructure Sector Risk.
The Fund may invest, directly or indirectly, in infrastructure. Because the Fund concentrates (
i.e.,
invests more than 25% of its assets) its investments in Infrastructure Assets, the Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of industries. Infrastructure Assets may be subject to a variety of risks, not all of which can be foreseen or quantified, including: (i) the burdens of ownership of infrastructure: (ii) local, national and international political and economic conditions; (iii) the supply and demand for services from and access to infrastructure; (iv) the financial condition of users and suppliers of Infrastructure Assets; (v) changes in interest rates and the availability of funds which may render the purchase, sale or refinancing of Infrastructure Assets difficult or impracticable; (vi) changes in regulations, planning laws and other governmental rules; (vii) changes in fiscal and monetary policies; (viii) under-insured or uninsurable losses, such as force majeure acts and terrorist events; (ix) reduced investment in public and private infrastructure projects; and (x) other factors which are beyond the reasonable control of the Fund. Many of the foregoing factors could cause fluctuations in usage, expenses and revenues, causing the value of investments to decline and a material adverse effect on an Investment Fund’s or Co-Investment’s performance.
Specific Infrastructure Assets in which the Fund invests may be subject to the following additional risks:

•
Communication infrastructure companies are subject to risks involving changes in government regulation, competition, dependency on patent protection, equipment incompatibility, changing consumer preferences, technological obsolescence and large capital expenditures and debt burdens.

•
Energy infrastructure companies are subject to adverse changes in fuel prices, the effects of energy conservation policies and other risks, such as increased regulation, negative effects of economic slowdowns, reduced demand, cleanup and litigation costs as a result of environmental damage, changing and international politics and regulatory policies of various governments. Natural disasters or terrorist attacks damaging sources of energy supplies will also negatively impact energy infrastructure companies.

•
Social infrastructure companies/issuers are subject to government regulation and the costs of compliance with such regulations and delays or failures in receiving required regulatory approvals. The enactment of new or additional regulatory requirements may negatively affect the business of a social infrastructure company.

•
Transportation infrastructure companies can be significantly affected by economic changes, fuel prices, labor relations, insurance costs and government regulations. Transportation infrastructure companies will also be negatively impacted by natural disasters or terrorist attacks.

•
Utilities company revenues and costs are subject to regulation by states and other regulators. Regulatory authorities also may restrict a company’s access to new markets. Utilities companies may incur unexpected increases in fuel and other operating costs. Utilities companies are also subject to considerable costs associated with environmental compliance, nuclear waste clean-up and safety regulation.

Real Estate Investments.
The Fund may invest, directly or indirectly, in real estate. The decline in the broader credit markets following the market turmoil in 2008 related to the sub-prime mortgage dislocation caused the global financial markets to become more volatile and the United States real estate market was dramatically impacted as a result. Future dislocations in the real estate credit markets with the broad-based stress in the global real estate industry could create a difficult operating environment for owners of real estate in the near term and investors should be aware that the general risks of investing in real estate may be magnified.
Real estate assets are subject to risks associated with the ownership of real estate, including (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
There are also special risks associated with particular real estate sectors, or real estate operations generally, as described below:

•
Retail Properties.
Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

•
Office Properties.
Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

•	Industrial Properties . Industrial properties are affected by the overall health of the economy and other factors such as downturns in the manufacture, processing and shipping of goods.

•
Hospitality Properties.
The risks of hotel, motel and similar hospitality properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

•
Healthcare Properties.
Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

•
Multifamily Properties.
The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage interest rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

•
Residential Properties.
Residential properties can be significantly affected by the national, regional and local real estate markets. This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. Thus, residential properties can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

•
Shopping Centers.
Shopping center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases, a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss, including the loss of revenue from smaller tenants with co-tenancy rights. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

•
Self-Storage Properties.
The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Other factors may contribute to the risk of real estate investments:

•
Development Issues.
Real estate property development creates exposure to risks, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

•
Lack of Insurance.
Real estate investments may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the real estate investments could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

•
Dependence on Tenants.
The value of real estate investments’ properties and the ability of these investments to make distributions to their shareholders depends upon the ability of the tenants at the properties to generate enough income in excess of their tenant operating expenses to make their lease payments. Changes beyond the control of the real estate investments may adversely affect their tenants’ ability to make their lease payments and, in such event, would substantially reduce both their income from operations and ability to make distributions that directly or indirectly impact the Fund.

•	Financial Leverage. Real estate investments may be highly leveraged and financial covenants may affect the ability of real estate investments to operate effectively.

•
Environmental Issues.
In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a real estate investment may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such real estate investment and, as a result, the amount available to make distributions on shares of the Fund could be reduced.

In the event of any default under a debt/mortgage held directly by the Fund, the Fund will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the debt/mortgage, which could have a material adverse effect on the Fund’s cash flow from operations and limit amounts available for distribution to the Fund’s shareholders. In the event of the bankruptcy of a debt/mortgage borrower, the debt/mortgage to such borrower will be deemed to be secured only to the extent of the value of the underlying collateral at the time of bankruptcy (as determined by the bankruptcy court), and the lien securing the mortgage loan will be subject to the avoidance powers of the bankruptcy trustee or debtor-in-possession to the extent the lien is unenforceable under state law. Foreclosure of a debt/mortgage can be an expensive and lengthy process, which could have a substantial negative effect on the Fund’s anticipated return on the foreclosed debt/mortgage.
Energy Sector Risk
. The Fund’s assets may include energy sector investments, thereby exposing the Fund to risks associated with this sector. Increases or decreases in the commodity supply or demand and resulting changes in pricing related to natural gas, natural gas liquids, crude oil, coal or other energy commodities, may have a significant impact on the assets focused on this sector. Additionally, the energy sector is a highly regulated industry both domestically and internationally which can also have a material impact on the investments in this sector. Other factors that may adversely affect the value of securities of companies in the energy sector include operational risks, challenges to exploration and production, competition, inability to make accretive acquisitions, significant accident or event that is not fully insured at a company, natural depletion of reserves, and other unforeseen natural disasters.
Energy sector investments are affected by worldwide energy prices and costs related to energy production. These investments may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These investments may also be at risk for increased government regulation and intervention, energy conservation efforts, litigation and negative publicity and perception.
Utilities Sector.
The Fund’s assets may include utilities sector investments, thereby exposing the Fund to risks associated with this sector. Rates charged by traditional regulated utility companies are generally subject to review and limitation by governmental regulatory commissions, and the timing of rate changes will adversely affect such companies’ earnings and dividends when costs are rising. Other factors that may adversely affect the value of securities of companies in the utilities sector include interest rate changes, supply and demand fluctuations, technological developments, natural resources conservation, and changes in commodity prices, which may be caused by supply and demand fluctuations or other market forces.
Special Situations and Distressed Investments.
We may, directly or indirectly, invest in securities and other obligations of companies that are in special situations involving significant financial or business distress, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns, they involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is unusually high. There is no assurance that we or an Investment Manager will correctly evaluate the value of the assets securing these debt investments or the prospects for a successful reorganization or similar action in respect of any company. In any reorganization or liquidation proceeding relating to such companies, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the original investment and/or may be required to accept payment over an extended period of time. Troubled company investments and other distressed asset-based investments require active monitoring.
Venture Capital and Growth Equity.
We may invest in venture capital and growth equity. Venture capital is usually classified by investments in private companies that have a limited operating history, are attempting to develop or commercialize unproven technologies or implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses.
Growth equity is usually classified by investments in private companies that have achieved product-market fit but may still need capital to achieve the desired level of scale before having access to the public markets for financing. As a result of the risks associated with advancing the company’s growth plan, investors can expect a higher return than might be available in the public markets, but also need to recognize the business and financial risks that remain in advancing the company’s commercial aspirations. For both venture capital and growth equity companies, the risks are generally greater than the risks of investing in public companies that may be at a later stage of development.
Agriculture and Forestry Sector Risk
. Investments in agriculture/farmland are subject to various risks, including adverse changes in national or international economic conditions, adverse local market conditions, adverse natural conditions such as storms, floods, drought, windstorms, hail, temperature extremes, frosts, soil erosion, infestations and blights, failure of irrigation or other mechanical systems used to cultivate the land, financial conditions of tenants, marketability of any particular kind of crop that may be influenced, among other things, by changing consumer tastes and preferences, import and export restrictions or tariffs, casualty or condemnation losses, government subsidy or production programs, buyers and sellers of properties, availability of excess supply of property relative to demand, changes in availability of debt financing, changes in interest rates, real estate tax rates and other operating expenses, environmental laws and regulations, governmental regulation of and risks associated with the use of fertilizers, pesticides, herbicides and other chemicals used in commercial agriculture, zoning laws and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of properties, risk due to dependence on cash flow, as well as acts of God, uninsurable losses and other factors which are beyond the control of the Fund or an Investment Fund.
In addition, the forestry and timber industry is highly cyclical and the market value of timber investments is strongly affected by changes in international economic conditions, interest rates, weather cycles, changing demographics, environmental conditions and government regulations, among other factors. For example, the volume and value of timber that can be harvested from timberlands is limited by natural disasters, fire, volcanic eruptions, insect infestation, disease, ice storms, windstorms, flooding and other events and weather conditions and changes in climate conditions could intensify the effects of any of these factors. Many companies in the timber and forestry industry do not insure against damages to their timberlands. This industry is also subject to stringent U.S. federal, state and local environmental, health and safety laws and regulations. Significant timber deposits are located in emerging markets countries where corruption and security may raise significant risks.
Financial Institutions Risk.
Financial institutions in which the Fund may invest, directly or indirectly, are subject to extensive government regulation. This regulation may limit both the amount and types of loans and other financial commitments a financial institution can make, and the interest rates and fees it can charge. In addition, interest and investment rates are highly sensitive and are determined by many factors beyond a financial institution’s control, including general and local economic conditions (such as inflation, recession, money supply and unemployment) and the monetary and fiscal policies of various governmental agencies such as the Federal Reserve Board. These limitations may have a significant impact on the profitability of a financial institution since profitability is attributable, at least in part, to the institution’s ability to make financial commitments such as loans. Profitability of a financial institution is largely dependent upon the availability and cost of the institution’s funds and can fluctuate significantly when interest rates change.
U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to a Fund and issuers in which it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer fails, the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.
Geographic Concentration Risks.
Our investments may be concentrated in specific geographic regions. This focus may constrain the liquidity and the number of portfolio companies available for investment. In addition, our investments will be disproportionately exposed to the risks associated with the region of concentration.
Emerging Markets.
We may invest, directly and indirectly, in companies located in emerging industrialized or less developed countries or that derive their revenues principally from such countries. Risks particularly relevant to such emerging markets may include greater dependence on exports and the corresponding importance of international trade, higher risk of inflation, more extensive controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in, and control over, the economies, decisions by the relevant government to cease its support of economic reform programs or to impose restrictions, and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors.

China is an emerging market and has demonstrated significantly higher volatility from time to time in comparison to developed markets. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, subject the Fund to risks specific to China. These risks include: (i) the risk of more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in liquidity risk, price volatility, greater market execution risk, and valuation risk; (ii) the risk of currency fluctuations, currency non-convertibility, currency revaluations and other currency exchange rate fluctuations or blockage; (iii) the risk of intervention by the Chinese government in the Chinese securities markets; (iv) the risk of nationalization or expropriation of assets; (v) the risk that the Chinese government may decide not to continue to support economic reform programs; (vi) the risk of limitations on the use of brokers; (vii) the risk of interest rate fluctuations and higher rates of inflation; (viii) the risk that the U.S. government or other governments may sanction Chinese issuers or otherwise prohibit U.S. persons (such as the Fund) from investing in certain Chinese issuers; and (ix) the risk of market volatility caused by any potential regional or territorial conflicts, including military conflicts, or natural or other disasters. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. It is unclear whether further tariffs and sanctions may be imposed or other escalating actions may be taken in the future, which could negatively impact the Fund. In addition, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund may invest. As a result of different legal standards, the Fund faces the risk of being unable to enforce its rights with respect to holdings in Chinese securities and the information about the Chinese securities in which the Fund may invest may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which could significantly decrease the liquidity and value of the securities.
Sector Concentration.
We may invest in an Investment Fund that concentrates its investments in specific industry sectors. This focus may constrain the liquidity and the number of portfolio companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the industry sectors of concentration.
Technology Sector.
Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated.
Financial Sector.
Financial services companies are subject to extensive governmental regulation that may limit the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability of such companies is generally dependent on the availability and cost of capital, and it can fluctuate as a result of increased competition or changing interest rates. In addition, events in the financial sector over the past several years have resulted in reduced liquidity in credit and a high degree of volatility in the financial markets. This situation has negatively affected many financial services companies, such as by causing such companies’ values to decline.
Currency Risk.
Infrastructure Assets may include direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Infrastructure Assets are denominated against the U.S. dollar may result in a decrease in the Fund’s NAV. The Advisers will not elect to hedge the value of investments made by the Fund against currency fluctuations. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.
Non-U.S. Risk.
Certain Infrastructure Assets may include assets outside of the United States. Non-U.S. securities or instruments involve certain factors not typically associated with investing in U.S. securities or instruments, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various non-U.S. currencies in which the Fund’s non-U.S. investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iii) differences between the U.S. and non-U.S. securities markets, including higher rates of inflation, higher transaction costs and potential price volatility in, and relative illiquidity of, some non-U.S. securities markets; (iv) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less governmental supervision and regulation in some countries; (v) certain economic, social and political risks, including potential exchange control regulations and restrictions on non-U.S. investment and repatriation of capital, the risks of political, economic or social instability, including the risk of sovereign defaults, and the possibility of expropriation or confiscatory taxation and adverse economic and political development; (vi) the possible imposition of non-U.S. taxes on income and gains recognized with respect to such securities or instruments; (vii) differing, and potentially less well developed or well-tested laws regarding creditor’s rights (including the rights of secured parties), corporate governance, fiduciary duties and the protection of investors; (viii) difficulty in enforcing contractual obligations; (ix) differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (x) reliance on a more limited number of commodity inputs, service providers and/or distribution mechanisms; (xi) political hostility to investments by foreign or private investment fund investors; and (xii) less publicly available information.
Additionally, certain Infrastructure Assets may include or invest in foreign portfolio companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied regarding the Private Market Assets may be incomplete, inaccurate and/or significantly delayed. The Fund and the Investment Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such portfolio companies, which may ultimately have an adverse impact on the NAV of the Fund.
The Fund’s Infrastructure Assets could be negatively impacted by the current hostilities in Eastern Europe, including direct and indirect effects on their operations and financial condition. In the event these hostilities escalate, the impact could more significant. Certain of the Infrastructure Assets in which the Fund may invest may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. In particular, as a result of recent events involving Ukraine and Russia, the United States and other countries have imposed economic sanctions on Russian sovereign debt and on certain Russian individuals, financial institutions, and others. Sanctions could result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities. These sanctions could also impair the Fund’s ability to meet its investment objectives. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with sanctioned countries, prohibiting the Fund from selling or otherwise transacting in these investments. This could impact the Fund’s ability to sell securities or other financial instruments as needed to meet shareholder redemptions. The Fund could seek to suspend redemptions in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine the value of its net assets.
Illiquidity of Infrastructure Assets.
There is no regular market for interest in Infrastructure Assets, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the applicable Investment Manager or portfolio company and could occur at a discount to the stated NAV. If the Advisers determine to cause the Fund to sell its interests in an Infrastructure Asset, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time.
Investments in Non-Voting Stock; Inability to Vote.
Under certain circumstances, the Fund may hold its interests in the Infrastructure Assets in non-voting form or limit its voting rights to a certain percentage. In such cases, where only voting securities are available for purchase, the Fund will generally seek to create by contract the same result as owning a non-voting security by agreeing to relinquish or limit the right to vote in respect of its investment. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. To the extent that the Fund contractually foregoes the right to vote the relevant securities, the Fund will not be able to vote or may be able to vote only to a limited extent on matters that may be adverse to the Fund’s interests. As a result, the Fund’s influence on an Infrastructure Asset could be diminished, which may consequently adversely affect the Fund and its Shareholders.
Nature of Portfolio Companies.
Infrastructure Assets include direct and indirect investments in various companies, projects, and businesses. This may include portfolio companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Fund’s investments may also include portfolio companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such portfolio companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such portfolio companies.
Regulatory Risks of Investment Funds.
The regulatory environment for Investment Funds (and for registered investment companies investing in Investment Funds) is complex and evolving. Changes in the regulation or taxation of Investment Funds are impossible to predict and may adversely affect the value of Infrastructure Assets, the ability of the Fund to execute its investment strategy, and the ability of the Fund to offer its interests to investors who do not qualify as “accredited investors” as defined in Rule 501(a) of Regulation D promulgated under the Securities Act. There is no guarantee that the SEC will not require the Fund’s Shareholders to meet certain eligibility criteria in the future. Under such circumstances, any Shareholders of the Fund who are not “accredited investors” may be subject to mandatory repurchase of all of their Shares in the Fund.
Investments in the Debt Securities of Small or Middle-Market Portfolio Companies.
Our investments may consist of loans to small and/or less well-established privately held companies. While smaller private companies may have potential for rapid growth, investments in private companies pose significantly greater risks than investments in public companies. For example, private companies:

•	have reduced access to the capital markets, resulting in diminished capital resources and the ability to withstand financial distress;

•
may have limited financial resources and may be unable to meet their obligations under their debt securities, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of realizing any guarantees that may have obtained in connection with the investment;

•
may have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns;

•
generally, are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a portfolio company and, in turn, on the Investment Fund that has invested in the portfolio company; and

•
generally, have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position.

Investments in smaller capitalization companies often involve significantly greater risks than the securities of larger, better-known companies because they may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies, as these securities typically are less liquid, traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. In addition, when selling large positions in small capitalization securities, the seller may have to sell holdings at discounts from quoted prices or may have to make a series of small sales over a period of time.
In addition, investments in private companies tend to be less liquid. The securities of many of the companies in which we invest are not publicly traded or actively traded on the secondary market and are, instead, traded on a privately negotiated over-the-counter secondary market for institutional investors only. Such securities may be subject to legal and other restrictions on resale. As such, we may have difficulty exiting an investment promptly or at a desired price prior to maturity or outside of a normal amortization schedule. As a result, the relative lack of liquidity and the potential diminished capital resources of target portfolio companies may affect our investment returns.
First Lien Senior Secured Loans, Second Lien Senior Secured Loans and Unitranche Debt
. When we invest, directly or indirectly, in first lien senior secured loans, second lien senior secured loans, and unitranche debt of portfolio companies, we will generally seek to take a security interest in the available assets of those portfolio companies, including the equity interests of the portfolio companies’ subsidiaries. There is a risk that the collateral securing these loans may decrease in value over time or lose its entire value, may be d ifficu
lt to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the portfolio company to raise additional capital. To the extent a debt investment is collateralized by the securities of a portfolio company’s subsidiaries, such securities may lose some or all of their value in the event of the bankruptcy or insolvency of the portfolio company. Also, in some circumstances, the Fund’s lien may be contractually or structurally subordinated to claims of other creditors. In addition, deterioration in a portfolio company’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Loans that are under- collateralized involve a greater risk of loss. Consequently, the fact that a loan is secured does not guarantee that we will receive principal and interest payments according to the loan’s terms, or at all, or that we will be able to collect on the loan should the remedies be enforced. Finally, particularly with respect to a unitranche debt structure, unitranche debt will generally have higher leverage levels than a standard first lien term loan.
Mezzanine Investments.
We may, directly or indirectly, invest in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to six years. Mezzanine investments are usually unsecured and subordinate to other debt obligations of an issuer.
Risks Associated with Covenant-Lite Loans.
A significant number of leveraged loans in the market may consist of loans that do not contain financial maintenance covenants (“Covenant-Lite Loans”). While the Fund does not intend to invest in Covenant-Lite Loans as part of its principal investment strategy, it is possible that such loans may comprise a small portion of the Fund’s portfolio. Such loans do not require the borrower to maintain debt service or other financial ratios. Ownership of Covenant-Lite Loans may expose the Fund to different risks, including with respect to liquidity, price volatility, ability to restructure loans, credit risks and less protective loan documentation than is the case with loans that also contain financial maintenance covenants.
High Yield Securities and Distressed Securities
.
Our Private Market Assets may include investments in fixed income securities rated investment grade or non-investment grade (commonly referred to as high yield securities or “junk” securities) and may include investments in unrated fixed income securities. Non-investment grade securities are fixed income securities rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB by Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (“S&P”), or if unrated considered by an Investment Manager to be equivalent quality. Non-investment grade debt securities in the lowest rating categories or unrated debt securities determined to be of comparable quality may involve a substantial risk of default or may be in default. Private Market Assets in non-investment grade securities expose it to a substantial degree of credit risk. Non-investment grade securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. Non-investment grade securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. Non-investment grade securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In the event of a default, an Investment Fund or the Fund may incur additional expenses to seek recovery. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.
Certain Infrastructure Assets may be in transition, out of favor, financially leveraged or troubled, or potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. The characteristics of these companies can cause their securities to be particularly risky, although they also may offer the potential for high returns. These companies’ securities may be considered speculative, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within the companies. These securities may also present a substantial risk of default. An Investment Fund’s or the Fund’s investment in any instrument is subject to no minimum credit standard and a significant portion of the obligations and preferred stock in which an Investment Fund or the Fund may invest may be non-investment grade (commonly referred to as junk securities), which may result in the Investment Fund or the Fund experiencing greater risks than it would if investing in higher rated instruments.
Primary Investments
.
The market for Primary Investments may be very limited and competitive, and the Primary Investments to which the Fund wishes to allocate capital may not be available at any given time. Primary Investments may be heavily negotiated and may create additional transaction costs for the Fund. Primary Investments are more concentrated than investments in Investment Funds, which hold multiple portfolio companies.
LIBOR Risk.
The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as certain London Interbank Offer Rates (collectively, “LIBOR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). Certain LIBORs were generally phased out by the end of 2021, and some regulated entities have ceased to enter into new LIBOR-based contracts beginning January 1, 2022. There remains uncertainty regarding the future use of LIBOR, and the nature of any replacement rate. However, it is possible that the most widely used LIBORs may continue until mid-2023. As such, the potential effect of a transition away from LIBOR on the Fund or the LIBOR-based instruments in which the Fund invests cannot yet be determined, and it is not possible to completely identify or predict any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere.
The termination of certain Reference Rates presents risks to the Fund. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by the Fund or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect the Fund’s performance and/or NAV. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by the Fund or reduce the effectiveness of related Fund transactions. While some instruments in which the Fund invests may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments in which the Fund invests may have such provisions and there is significant uncertainty regarding the effectiveness of any such alternative methodologies. Any potential effects of the transition away from LIBOR on the Fund or on financial instruments in which the Fund invests, as well as other unforeseen effects, could result in losses to the Fund. Since the usefulness of LIBOR as a benchmark or reference rate could deteriorate during the transition period, these effects could occur prior to and/or subsequent to mid-2023.
The risks set out above are heightened with respect to investments in LIBOR-based products that do not include a fall back provision that addresses how interest rates will be determined if LIBOR stops being published. Other important factors include the pace of the transition, the specific terms of alternative Reference Rates accepted in the market, the depth of the market for investments based on alternative reference rates, and the Advisers’ ability to develop appropriate investment and compliance systems capable of addressing alternative Reference Rates.
Force Majeure Risk
.
 Issuers may be affected by force majeure events (
i.e.
, events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including an issuer or a counterparty to the Fund or an issuer) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to an issuer or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more issuers or its assets, could result in a loss to the Fund, including if its investment in such issuer is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.
The outbreak of a novel coronavirus (“SARS-CoV-2”) and related respiratory disease (“COVID-19”) has recently led, and for an unknown period of time will continue to lead, to disruptions in local, regional, national and global markets and economies affected thereby. The COVID-19 outbreak has resulted in numerous deaths and the imposition of both local and more widespread “work from home” and other quarantine measures, mandatory closures of businesses deemed “non-essential,” border closures and other travel restrictions, labor shortages, a decline in consumer demand for certain goods and services, commercial disruption on a global scale, and general concern and uncertainty, all of which have caused social unrest and significant volatility in financial markets. The future impact of COVID-19 is currently unknown. The effects to public health, business and market conditions resulting from the COVID-19 pandemic may have a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks.
Similar consequences could arise with respect to other infectious diseases.
Principal Risks Related to Infrastructure Assets
Infrastructure Investments Generally.
The Fund seeks to generate above-market risk-adjusted returns through co-investments with third-party sponsors, merchant banks, institutional investors or strategic acquirers, some or all of which may have more resources than the Fund, and which may have investment in infrastructure and infrastructure-related assets.
Investments will be subject to the risks incidental to the indirect ownership and operation of infrastructure assets, including risks associated with the general economic climate, geographic or market concentration, climatic risks, the ability of the third-party sponsors to manage the investment, government regulations, national and international political circumstances and fluctuations in interest rates, rates of inflation or commodities’ prices such as oil. Since investments in infrastructure and similar assets, like many other types of long-term investments, have historically experienced significant fluctuations and cycles in value, specific market conditions may result in temporary or permanent reductions in the value of an investment.
In addition, general economic conditions in relevant jurisdictions, as well as conditions of domestic and international financial markets, may adversely affect operations of the third-party co-investors and in turn, the Fund. In particular, because of the long time-lag between the approval of a project and its actual funding, a well-conceived project may, as a result of changes in investor sentiment, the financial markets, economic, or other conditions prior to its completion, become an economically unattractive investment.
There can be no assurance that the Investments will be profitable or generate cash flow sufficient to provide a return on or recovery of amounts invested therein.
Sector Risks.
Portfolio companies may operate in highly competitive markets dominated by firms with substantially greater financial and possibly better technical resources than the portfolio companies in which the Fund invests. Portfolio companies in which the Fund invests may also be subject to additional infrastructure sector risks, including (i) the risk that technology employed will be not be effective or efficient, (ii) the risk of equipment failures, failure to perform according to design specifications, failure to meet expected levels of efficiency, fuel interruptions, loss of sale and supply contracts; (iii) changes in power or fuel contract prices, bankruptcy of or defaults by key customers, suppliers or other counterparties, and tort liability; (iv) risk of changes of values of infrastructure sector companies; (v) risks associated with employment of personnel and unionized labor; (vi) political and regulatory considerations and popular sentiments that could affect the ability of the Fund to buy or sell investments on favorable terms; and (vii) other unanticipated events which adversely affect operations.
The occurrence of events related to any of the foregoing could have a material adverse effect on the Fund and its Co-Investments. These and other inherent business risks could affect the performance and value of Co-Investments.
Environmental, Health and Safety Risks.
Infrastructure assets are typically subject to numerous statutes, rules and regulations relating to protection of the environment and worker and public health and safety. Certain statutes, rules and regulations might require Co-Investments to address environmental contamination, including soil and groundwater contamination, resulting from the release of fuel, hazardous materials or other pollutants, to control other forms of environmental pollution such as air, surface water, wastewater, and noise pollution, or otherwise to incur significant capital or operating expenditures to comply with environmental, health, and safety requirements. Any current or past non-compliance with such requirements could subject the underlying assets of a Co-Investment to material administrative, civil, or criminal penalties or other liabilities. Further, under various statutes, rules and regulations of certain jurisdictions, a current or previous owner or operator of real property may be liable for the costs of investigation, monitoring, removal or remediation of hazardous materials, in some cases whether or not the owner or operator knew of or was responsible for the presence of hazardous materials. The presence of hazardous materials on a property could also result in personal injury or property damage or similar claims by private parties. Persons who arrange for the disposal or treatment of hazardous materials may also be liable for the costs of removal or remediation of these materials at the disposal or treatment facility, whether or not that facility is or ever was owned or operated by that person.
The long-term trend toward increasingly stringent environmental, health, and safety regulation could continue in the future, resulting in substantial additional costs on Co-Investments to comply with new requirements. In addition, because infrastructure assets can have a substantial environmental impact, community and environmental groups may protest about the development or operation of a Co-Investment, and these protests may induce government action to the detriment of performance of the Co-Investment. Further, ordinary operation or occurrence of an accident with respect to a Co-Investment could cause significant damage to the environment or harm to public health or safety, which may result in significant financial distress to the particular asset and ultimately affect the return on the Fund’s investment therein.
While StepStone and the Investment Manager intend to exercise reasonable care to select Co-Investments that have underlying assets that do not present a material risk of current or future environmental, health, or safety liabilities, StepStone and the Investment Manager cannot rule the possibility that such liabilities may arise as a result of a large number of factors, including changes in laws or regulations and the existence of conditions that were unknown at the time of acquisition. Environmental, health, or safety liabilities could have a material adverse effect on the results of operations, financial condition, liquidity and prospects of the Co-Investments, and on the overall value of such Co-Investments.
Terrorism Risk.
The Fund may invest directly or indirectly in significant strategic assets. Strategic assets are assets that have a national or regional profile and may have monopolistic or oligopolistic characteristics. The very nature of these assets could generate additional risk not common in other industry sectors and could expose them to a greater risk of being the subject of a terrorist attack than other assets or businesses. Any terrorist attacks that occur at or near infrastructure facilities would likely cause significant harm to employees, assets and, potentially, the surrounding community. Insurers may offer a limited amount of or no insurance coverage for liability to persons other than employees or passengers for claims resulting from acts of terrorism, war or similar events. A terrorist attack involving the property of an infrastructure asset, or property under control of a portfolio company, may result in liability far in excess of available insurance coverage. A terrorist attack on an infrastructure asset may also have adverse consequences for all assets of that type, including the underlying assets in a Co-Investment. For example, as a result of a terrorist attack in the vicinity of an infrastructure asset, the infrastructure asset may be forced to increase preventative security measures or expand its insurance coverage, adversely affecting the profitability of investment in that asset. Similarly, a terrorist attack could cause reduced patronage, usage and demand for an entire class of infrastructure assets or for infrastructure investments in the region of the terrorist attack, which could adversely affect the profitability of the Co-Investments.
Climate Risk.
Global climate change is widely considered to be a significant threat to the global economy. Infrastructure assets in particular may face risks from the physical effects of climate change, such as risks posed by increasing frequency or severity of extreme weather events and rising sea levels and temperatures. Additionally, the Paris Agreement and other initiatives by international, U.S. federal, state, and regional policymakers and regulatory authorities as well as private actors seeking to reduce greenhouse gas emissions may expose infrastructure assets to so-called “transition risks” in addition to physical risks, such as: (i) regulatory and litigation risk (e.g., changing legal requirements that could result in increased permitting and compliance costs, changes in business operations, or the discontinuance of certain operations, and litigation seeking monetary or injunctive relief related to climate impacts); (ii) technology and market risk (e.g., declining market for products and services seen as greenhouse gas intensive or less effective than alternatives in reducing greenhouse gas emissions); and (iii) reputational risk (e.g., risks tied to changing customer or community perceptions of an asset’s relative contribution to greenhouse gas emissions). StepStone and the Investment Manager cannot rule out the possibility that climate risks could result in unanticipated delays or expenses and, under certain circumstances, could prevent completion of investment activities once undertaken, any of which could have a material adverse effect on a Co-Investment or the Fund.

Regulatory and Legal Risks.
Certain of the Co-Investments may be in entities that are subject to substantial regulation by governmental agencies. The nature of this regulation exposes the owners of infrastructure assets to a higher level of regulatory control than typically imposed on other businesses. In addition, their operations may often rely on governmental licenses, concessions, leases or contracts that are generally very complex and may result in disputes over interpretation or enforceability. Even though most permits and licenses are obtained prior to the commencement of full project operations, many of these licenses and permits have to be maintained over the project’s life. If the Fund or portfolio companies fail to comply with these regulations or contractual obligations, they could be subject to monetary penalties or they may lose their rights to operate the underlying infrastructure assets, or both. Where their ability to operate an infrastructure asset is subject to a concession or lease from the government, the concession or lease may restrict their ability to operate the asset in a way that maximizes cash flows and profitability. Government entities generally have significant influence over such companies in respect of the various contractual and regulatory relationships they may have, and these government entities may exercise their authority in a manner that causes delays in the operation of the business of the infrastructure investments, obstacles to pursuit of the infrastructure investments’ strategy or increased administrative expenses. In this regard, the nature and extent of government regulation can also be a key driver of value and returns. Furthermore, permits or special rulings may be required on taxation, financial and regulatory related issues.
The concessions of certain Co-Investments are granted by government bodies and are subject to special risks, including the risk that the relevant government bodies will exercise sovereign rights and take actions contrary to the rights of the Fund or the relevant portfolio company under the relevant concession agreement. Indeed, to the extent that Fund invests in assets that are governed by lease or concession agreements with governmental authorities, there is a risk that these authorities may not be able to honor their obligations under the agreement, especially over the long term. The lease or concession may also contain clauses more favorable to the government counterparty than a typical commercial contract. For instance, the lease or concession may enable the government to terminate the lease or concession in certain circumstances (such as default by the Fund or by a portfolio company) without requiring the government counterparty to pay adequate compensation. In addition, there can be no assurance that the relevant government bodies will not legislate, impose regulations or taxes or change applicable laws or act contrary to the law in a way that would materially and adversely affect the business of the Co-Investments. Indeed, government counterparties may have the discretion to change or increase regulation of the operations of the Co-Investments or to implement laws, regulations or policies affecting their operations, separate from any contractual rights that the government counterparties may have. Governments have considerable discretion in implementing regulations and policies that could impact Co-Investments, and because infrastructure assets provide basic, everyday services, and face limited competition, governments may be influenced by political considerations and make decisions that adversely affect Co-Investments and their operations. Activities not currently regulated may in the future be regulated.
In addition, infrastructure investments may be subject to rate regulation by government agencies because of their unique position as the sole or predominant providers of services that are often essential to the community. As a result, certain infrastructure investments might be subject to unfavorable price regulation by government agencies. Political oversight of the sector is also likely to remain pervasive and unpredictable and, for political reasons, governments may attempt to take actions which may negatively affect the operations, revenue, profitability or contractual relationships of infrastructure investments, including through expropriation.
Certain infrastructure investments may need to use public ways or may operate under easements. Under the terms of agreements governing the use of public ways or easements, government authorities may retain the right to restrict the use of such public ways or easements or to require portfolio companies to remove, modify, replace or relocate their facilities at the portfolio company’s expense. If a government authority exercises these rights, the portfolio company could incur significant costs and its ability to provide service to its customers could be disrupted, which could adversely impact the performance of the relevant Co-Investment.
Infrastructure assets are often governed by highly complex legal contracts and documents. As a result, the risks of a dispute over interpretation or enforceability of the legal contracts and documentation and consequent costs and delays may be higher than for other types of investments. Such risks may be increased by the uncertainty of laws and their application in certain jurisdictions in which the Fund will invest. The Fund may be adversely affected by future changes in laws and regulations.
Other legal risks relate to environmental issues and industrial actions or to actions by special interest groups and actions or litigation relating to the acquisition, ownership, operation and disposition of the Co-Investments that may adversely affect the Co-Investment or the value thereof. The risk of such actions or litigation may be higher with regard to infrastructure investments (which may be of a public and/or quasi-monopoly nature) compared to other investments.

Demand and Usage Risk.
The Fund may directly or indirectly invest in assets with demand, usage and throughput risk. Residual demand, usage and throughput risk can affect the performance of Co-Investments. For example, some of the Co-Investments may be subject to seasonal variations, and accordingly, the Fund’s operating results for any such Co-Investment in any particular quarter may not be indicative of the results that can be expected for such Co-Investment throughout the entire year. To the extent that StepStone’s and the Investment Manager’s assumptions regarding the demand, usage and throughput of assets prove incorrect, returns to the Fund could be adversely affected.
Users of the infrastructure operated by Co-Investments may react negatively to any adjustments to applicable tolls or other usage-related fee rates, or public pressure may cause relevant government authorities to challenge the tolls or other usage-related fee rates. Users of infrastructure may react adversely to tolls or other usage-related fee rates, for example, by avoiding using the infrastructure or refusing to pay the tolls or other usage-related fee, resulting in lower volumes and reduced usage revenues. In addition, adverse public opinion, or lobbying efforts by specific interest groups, could result in governmental pressure on Co-Investments to reduce their tolls or other usage-related fee rates, or to forego planned tolls or other usage-related fee rate in creases
. StepStone and the Investment Manager cannot guarantee that government bodies with which Co-Investments have concession agreements will not try to exempt certain users’ categories from tolls or other usage-related fees or negotiate lower tolls or other usage-related fee rates. If public pressure or government action forces Co-Investments to restrict their tolls or other usage-related fee rate increases or to reduce their tolls or other usage-related fee rates, and they are not able to secure adequate compensation to restore the economic balance of the relevant concession agreement, the Fund’s business, financial condition and results of operations could be materially and adversely affected.
The Fund may invest in Co-Investments that derive substantially all of their revenues from collecting tolls or other usage-related fees from users of such infrastructure. The tolls or other usage-related fees that are applicable to such infrastructure are set forth in the respective concession agreements entered into by or on behalf of the Fund or the relevant portfolio company and the relevant government body.
After execution of a concession agreement, the relevant government bodies may seek to limit such Co-Investments’ ability to increase, or may seek to reduce, tolls or other usage-related fee rates outside the scope of the respective concession agreements, as a result of factors such as general economic conditions, negative consumer perceptions of increases in tolls or other usage-related fee rates, the prevailing rate of inflation, volume and public sentiment about prevailing tolls or other usage-related fee rates.
Valuation of the Fund’s Interests in Investment Funds.
The valuation of the Fund’s investments in Investment Funds is ordinarily determined based upon valuations provided by the Investment Managers on a quarterly basis. Although such valuations are provided on a quarterly basis, the Fund provides valuations, and issues Shares, on a daily basis. A large percentage of the securities in which the Fund invests do not have a readily ascertainable market price and are fair valued by the Investment Manager. In this regard, an Investment Manager may face a conflict of interest in valuing the securities, as their value may affect the Investment Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Investment Manager, the accuracy of the valuations provided by the Investment Managers, that the Investment Managers will comply with their own internal policies or procedures for keeping records or making valuations, or that the Investment Managers’ policies and procedures and systems will not change without notice to the Fund. As a result, an Investment Manager’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities.
An Investment Manager’s information could also be inaccurate due to fraudulent activity, mis-valuation or inadvertent error. The Fund may not uncover errors in valuation for a significant period of time, if ever.
Valuations Subject to Adjustment.
The Fund determines its NAV daily based upon the quarterly valuations reported by the Investment Managers, which may not reflect market or other events occurring subsequent to the quarter-end. The Fund fair values its holdings in Investment Funds to reflect such events, consistent with its valuation policies; however, there is no guarantee the Fund will correctly fair value such investments. Additionally, the valuations reported by Investment Managers may be subject to later adjustment or revision. For example, fiscal year-end NAV calculations of the Investment Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the NAV of the Fund, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Investment Managers or revisions to the NAV of an Investment Fund adversely affect the Fund’s NAV, the remaining outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a NAV higher than the adjusted amount. Conversely, any increases in the NAV resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a NAV lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.
Termination of the Fund’s Interest in an Investment Fund.
An Investment Fund may, among other things, terminate the Fund’s interest in that Investment Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Investment Fund or if the continued participation of the Fund in the Investment Fund would have a material adverse effect on the Investment Fund or its assets. The Fund’s over-commitment strategy may increase the risk that the Fund is unable to satisfy a capital call from an Investment Fund.
General Risks of Secondary Investments.
The overall performance of the Fund’s Secondary Investments will depend in part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. There is a risk that investors exiting a Co-Investment or an Investment Fund through a secondary transaction may possess superior knowledge regarding the value of their investment, and the Fund may pay more for a secondary investment than it would have if it were also privy to such information. Certain Secondary Investments may be purchased as a portfolio, and in such cases the Fund may not be able to carve out from such purchases those investments that the Advisers consider (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires a secondary Investment Fund, the Fund will generally not have the ability to modify or amend such secondary Investment Fund’s constituent documents (
e.g.
, limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments.
Where the Fund acquires a secondary Investment Fund, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant secondary Investment Fund and, subsequently, that secondary Investment Fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such secondary Investment Fund. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the secondary Investment Fund, there can be no assurance that the Fund would have such right or prevail in any such claim.
The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including, among other things: (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.
Additionally, the Fund may acquire interests in Secondary Investments through structured transactions such as collateralized fund obligations (“CFOs”) or similar investment vehicles that own existing secondaries and co-investments. These structures may impose additional administrative costs that the Fund would not have incurred had it invested in Secondary Investments directly. Secondary Investments held inside of a CFO may be subject to the risks and benefits of leverage at the CFO level. If the Fund acquires interests in a secondary Investment Fund through a CFO, the Fund may be limited in its ability to enforce its rights against such secondary Investment Fund.
Commitment Strategy
.
The Fund may maintain a sizeable cash position in anticipation of funding capital calls. The Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by Investment Funds. The overall impact on performance due to holding a portion of the investment portfolio in cash or cash equivalents could be negative.

The Fund will employ an “over-commitment” strategy, which could result in an insufficient cash supply to fund unfunded commitments to Investment Funds. Such a short fall would have negative impacts on the Fund, including an adverse impact on the Fund’s ability to pay for redemptions of Shares by Shareholders, pay distributions or to meet expenses generally. Moreover, if the Fund defaults on its unfunded commitments or fails to satisfy capital calls in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Investment Fund. Any failure by the Fund to make timely capital contributions in respect of its unfunded commitments may (i) impair the ability of the Fund to pursue its investment program, (ii) force the Fund to borrow, indirectly cause the Fund, and, indirectly, the Shareholders to be subject to certain penalties from the Investment Funds (including the complete forfeiture of the Fund’s investment in an Investment Fund), or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).
Allocation Risk.
The Firm advises clients and sponsors, administers, manages and/or advises traditional and non-traditional investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses, the “Related Investment Accounts”). Certain Related Investment Accounts may have investment objectives and/or utilize investment strategies that are similar or comparable to those of the Fund (the “Related Funds”). As a result, certain investments may be appropriate for the Fund and also for other Related Investment Accounts.
Decisions as to the allocation of investment opportunities among the Fund and other Related Investment Accounts present numerous inherent conflicts of interest, particularly where an investment opportunity has limited availability. In order to address these conflicts of interest, the Firm adopted allocation policies and procedures that were designed to require that all investment allocation decisions made by the investment team are being made fairly and equitably among Related Investment Accounts over time.
Subject to applicable law, the Firm will allocate opportunities among the Fund and the Related Investment Accounts in its sole discretion. The Firm will determine such allocations among its Related Investment Accounts in its sole discretion in accordance with their respective guidelines and based on such factors and considerations as it deems appropriate. Subject to the foregoing and the paragraph below, available capacity with respect to each investment opportunity generally will be allocated among the various Related Investment Accounts for which the investment has been approved pro rata.
The 1940 Act imposes significant limits on co-investments with affiliates of the Fund. The Advisers and the Fund have obtained an exemptive order from the SEC that permits the Fund to co-invest alongside its affiliates in privately negotiated investments. However, the SEC exemptive order contains certain conditions that limit or restrict the Fund’s ability to participate in such transactions, including, without limitation, where the Firm’s advised funds have an existing investment in the operating company or Investment Fund. Additionally, third parties, such as the Investment Managers of Primary Investments, may not prioritize an allocation to the Fund when faced with a more established pool of capital also competing for allocation. Ultimately, an inability to receive the desired allocation to certain Infrastructure Assets could represent a risk to the Fund’s ability to achieve the desired investment returns. See “Investment Program — The Firm’s Allocation Policy.”
Non-Diversified Status
. The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means that it is not subject to percentage limitations under the 1940 Act on the percentage of its assets that may be invested in the securities of any one issuer. The Fund’s NAV may therefore be subject to greater volatility than that of an investment company that is subject to such a limitation on diversification. In addition, while the Fund is a “non-diversified” fund for purposes of the 1940 Act, the Fund intends to maintain its qualification to be treated as a RIC under the Code. To qualify as a RIC under the Code, the Fund must, among other things, diversify its holdings so that, at the end of each quarter of each taxable year, (A) at least 50% of the market value of the Fund’s assets is represented by cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (B) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (1) any one issuer, (2) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses, or (3) any one or more “qualified publicly traded partnerships.” As such, the Advisers typically endeavor to limit the Fund’s investments in any one Investment Fund to no more than 25% of the Fund’s gross assets (measured at the time of purchase).

“J-Curve” Performance Risk.
Investment Funds typically exhibit “J-Curve” performance, such that an Investment Fund’s NAV typically declines moderately or flattens during the early portion of the Investment Fund’s lifecycle as investment-related fees and expenses accrue prior to the realization of investment gains. As the Investment Fund matures and as assets are sold, the Advisers believe that the pattern typically reverses with increasing NAV and distributions. There can be no assurance, however, that any or all of the Investment Funds in which the Fund invests will exhibit this pattern of investment returns.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]
VOTING
Each Shareholder has the right to cast a number of votes equal to the number of Shares held by such Shareholder at a meeting of Shareholders called by the Fund’s Board of Trustees. Shareholders will be entitled to vote on any matter on which shareholders of a registered investment company organized as a corporation would be entitled to vote, including certain elections of a Trustee and approval of the Advisory Agreement, in each case to the extent that voting by shareholders is required by the 1940 Act. Notwithstanding their ability to exercise their voting privileges, Shareholders in their capacity as such are not entitled to participate in the management or control of the Fund’s business and may not act for or bind the Fund.

Outstanding Securities [Table Text Block]
Outstanding Securities
The following table sets forth information about the Fund’s outstanding Shares as of December 31, 2024:

	Amount Authorized	Amount Held by the Fund for its Own Account	Amount Outstanding
Class T Shares	Unlimited	None	1,003.024
Class S Shares	Unlimited	None	1,003.024
Class D Shares	Unlimited	None	1,003.024
Class I Shares	Unlimited	None	23,213,347.707

General Economic And Market Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Economic and Market Conditions
. The value of the Fund’s total net assets should be expected to fluctuate. To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. The use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage were not used.
An investment in the Fund involves a high degree of risk, including the risk that the Shareholder’s entire investment may be lost. The Fund’s performance depends largely upon the Advisers’ selection of Infrastructure Assets, the allocation of offering proceeds thereto and the performance of the Infrastructure Assets. The Fund’s investment activities involve the risks associated with private market investments generally. Risks include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, war, terrorism, earthquakes, hurricanes or floods and other factors which are beyond the control of the Fund or the Private Market Assets. Unexpected volatility or lack of liquidity, such as the general market conditions that had prevailed in 2008, could impair the Fund’s profitability or result in its suffering losses.

No Operating History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
No Operating History.
The Fund is a newly formed non-diversified, closed-end management investment company with no performance history that Shareholders can use to evaluate the Fund’s investment performance. The initial operating expenses for a newly formed fund, including start-up costs, which may be significant, may be higher than the expenses of an established fund. In addition, Infrastructure Assets may, in some cases, be newly organized with limited operating histories upon which to evaluate their performance.

Closed end Interval Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Closed-end Interval Fund.
The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop in the foreseeable future. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.

Availability Of Investment Opportunities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Availability of Investment Opportunities
. The business of identifying and structuring investments of the types contemplated by the Fund is competitive and involves a high degree of uncertainty. The availability of investment opportunities generally is subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions.
Similarly, identification of attractive investment opportunities by Investment Managers is difficult and involves a high degree of uncertainty. Even if an attractive investment opportunity is identified by an Investment Manager, it may not be permitted to take advantage of the opportunity to the fullest extent desired. Other investment vehicles sponsored, managed or advised by the Advisers and their affiliates may seek investment opportunities similar to those the Fund may be seeking. The Advisers will allocate fairly between the Fund and such other investment vehicles any investment opportunities that may be appropriate for the Fund and such other investment vehicles. See “Conflicts of Interest — The Advisers.”

Leverage Utilized By The Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Utilized by the Fund
. The Fund may borrow money in connection with its investment activities and to otherwise provide the Fund with liquidity —
i.e.
, the Fund may utilize leverage. Specifically, the Fund may borrow money through a credit facility or other arrangements to fund investments in Infrastructure Assets up to the limits of the Asset Coverage Requirement. Leverage may be used to provide the Fund with temporary liquidity to acquire investments in advance of the Fund’s receipt of proceeds from the realization of other assets or additional sales of Shares. The Fund is expected to enter into the credit agreement for such purposes. See “Investment Program—Leverage.”
The use of leverage is speculative and involves certain risks. Although leverage will increase the Fund’s investment return if the Fund’s interest in an asset purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, the use of leverage will decrease the return on the Fund if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund, especially in times of a “credit crunch” or during general market turmoil, such as that experienced during late 2008. The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell its interests in Investment Funds at inopportune times, which may further depress the returns of the Fund.

The 1940 Act’s Asset Coverage Requirement requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached. The Fund’s borrowings will at all times be subject to the Asset Coverage Requirement.

Private Equity Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Equity Investments.
Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in an operating company (
e.g.
, providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments, although the Fund may also invest directly in an operating company as a lead investor or syndicate partner to an Investment Manager. The investments held by Investment Funds and Primary Investments made by the Fund involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return.
The regulatory environment for private investment funds continues to evolve, and changes in the regulation of private investment funds may adversely affect the value of the Fund’s investments and the ability of the Fund to implement its investment strategy (including the use of leverage). The financial services industry generally and the activities of private investment funds and their investment advisers, in particular, have been the subject of increasing legislative and regulatory scrutiny. Such scrutiny may increase the Fund’s and/or the Advisers’ legal, compliance, administrative and other related burdens and costs as well as regulatory oversight or involvement in the Fund and/or the Advisers’ business. There can be no assurances that the Fund or the Advisers will not in the future be subject to regulatory review or discipline. The effects of any regulatory changes or developments on the Fund may affect the manner in which it is managed and may be substantial and adverse.

Investments In The Debt Securities Of Small Or Middlemarket Portfolio [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in the Debt Securities of Small or Middle-Market Portfolio Companies
. Our investments may consist of loans to small and/or less well-established privately held companies. While smaller private companies may have potential for rapid growth, investments in private companies pose significantly greater risks than investments in public companies. For example, private companies:

•	have reduced access to the capital markets, resulting in diminished capital resources and the ability to withstand financial distress;

•
may have limited financial resources and may be unable to meet their obligations under their debt securities, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of realizing any guarantees that may have obtained in connection with the investment;

•
may have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns;

•
generally, are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a portfolio company and, in turn, on the Investment Fund that has invested in the portfolio company; and

•
generally, have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position.

Investments in smaller capitalization companies often involve significantly greater risks than the securities of larger, better-known companies because they may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies, as these securities typically are less liquid, traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. In addition, when selling large positions in small capitalization securities, the seller may have to sell holdings at discounts from quoted prices or may have to make a series of small sales over a period of time. Further, smaller capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations or may have difficulty in repaying any loans.
In addition, investments in private companies tend to be less liquid. The securities of many of the companies in which we invest are not publicly traded or actively traded on the secondary market and are, instead, traded on a privately negotiated over-the-counter secondary market for institutional investors only. Such securities may be subject to legal and other restrictions on resale. As such, we may have difficulty exiting an investment promptly or at a desired price prior to maturity or outside of a normal amortization schedule. As a result, the relative lack of liquidity and the potential diminished capital resources of target portfolio companies may affect our investment returns.

Infrastructure Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Infrastructure Sector Risk.
The Fund may invest, directly or indirectly, in infrastructure. Because the Fund concentrates (
i.e.,
invests more than 25% of its assets) its investments in Infrastructure Assets, the Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of industries. Infrastructure Assets may be subject to a variety of risks, not all of which can be foreseen or quantified, including: (i) the burdens of ownership of infrastructure: (ii) local, national and international political and economic conditions; (iii) the supply and demand for services from and access to infrastructure; (iv) the financial condition of users and suppliers of Infrastructure Assets; (v) changes in interest rates and the availability of funds which may render the purchase, sale or refinancing of Infrastructure Assets difficult or impracticable; (vi) changes in regulations, planning laws and other governmental rules; (vii) changes in fiscal and monetary policies; (viii) under-insured or uninsurable losses, such as force majeure acts and terrorist events; (ix) reduced investment in public and private infrastructure projects; and (x) other factors which are beyond the reasonable control of the Fund. Many of the foregoing factors could cause fluctuations in usage, expenses and revenues, causing the value of investments to decline and a material adverse effect on an Investment Fund’s or Co-Investment’s performance.
Specific Infrastructure Assets in which the Fund invests may be subject to the following additional risks:

•
Communication infrastructure companies are subject to risks involving changes in government regulation, competition, dependency on patent protection, equipment incompatibility, changing consumer preferences, technological obsolescence and large capital expenditures and debt burdens.

•
Energy infrastructure companies are subject to adverse changes in fuel prices, the effects of energy conservation policies and other risks, such as increased regulation, negative effects of economic slowdowns, reduced demand, cleanup and litigation costs as a result of environmental damage, changing and international politics and regulatory policies of various governments. Natural disasters or terrorist attacks damaging sources of energy supplies will also negatively impact energy infrastructure companies.

•
Social infrastructure companies/issuers are subject to government regulation and the costs of compliance with such regulations and delays or failures in receiving required regulatory approvals. The enactment of new or additional regulatory requirements may negatively affect the business of a social infrastructure company.

•
Transportation infrastructure companies can be significantly affected by economic changes, fuel prices, labor relations, insurance costs and government regulations. Transportation infrastructure companies will also be negatively impacted by natural disasters or terrorist attacks.

•
Utilities company revenues and costs are subject to regulation by states and other regulators. Regulatory authorities also may restrict a company’s access to new markets. Utilities companies may incur unexpected increases in fuel and other operating costs. Utilities companies are also subject to considerable costs associated with environmental compliance, nuclear waste clean-up and safety regulation.

Real Estate Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate Investments.
The Fund may invest, directly or indirectly, in real estate. The decline in the broader credit markets following the market turmoil in 2008 related to the sub-prime mortgage dislocation caused the global financial markets to become more volatile and the United States real estate market was dramatically impacted as a result. Future dislocations in the real estate credit markets with the broad-based stress in the global real estate industry could create a difficult operating environment for owners of real estate in the near term and investors should be aware that the general risks of investing in real estate may be magnified.
Real estate assets are subject to risks associated with the ownership of real estate, including (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
There are also special risks associated with particular real estate sectors, or real estate operations generally, as described below:

•
Retail Properties.
Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

•
Office Properties.
Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

•	Industrial Properties . Industrial properties are affected by the overall health of the economy and other factors such as downturns in the manufacture, processing and shipping of goods.

•
Hospitality Properties.
The risks of hotel, motel and similar hospitality properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

•
Healthcare Properties.
Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

•
Multifamily Properties.
The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage interest rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

•
Residential Properties.
Residential properties can be significantly affected by the national, regional and local real estate markets. This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. Thus, residential properties can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

•
Shopping Centers.
Shopping center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases, a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss, including the loss of revenue from smaller tenants with co-tenancy rights. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

•
Self-Storage Properties.
The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Other factors may contribute to the risk of real estate investments:

•
Development Issues.
Real estate property development creates exposure to risks, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

•
Lack of Insurance.
Real estate investments may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the real estate investments could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

•
Dependence on Tenants.
The value of real estate investments’ properties and the ability of these investments to make distributions to their shareholders depends upon the ability of the tenants at the properties to generate enough income in excess of their tenant operating expenses to make their lease payments. Changes beyond the control of the real estate investments may adversely affect their tenants’ ability to make their lease payments and, in such event, would substantially reduce both their income from operations and ability to make distributions that directly or indirectly impact the Fund.

•	Financial Leverage. Real estate investments may be highly leveraged and financial covenants may affect the ability of real estate investments to operate effectively.

•
Environmental Issues.
In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a real estate investment may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such real estate investment and, as a result, the amount available to make distributions on shares of the Fund could be reduced.

In the event of any default under a debt/mortgage held directly by the Fund, the Fund will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the debt/mortgage, which could have a material adverse effect on the Fund’s cash flow from operations and limit amounts available for distribution to the Fund’s shareholders. In the event of the bankruptcy of a debt/mortgage borrower, the debt/mortgage to such borrower will be deemed to be secured only to the extent of the value of the underlying collateral at the time of bankruptcy (as determined by the bankruptcy court), and the lien securing the mortgage loan will be subject to the avoidance powers of the bankruptcy trustee or debtor-in-possession to the extent the lien is unenforceable under state law. Foreclosure of a debt/mortgage can be an expensive and lengthy process, which could have a substantial negative effect on the Fund’s anticipated return on the foreclosed debt/mortgage.

Energy Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Energy Sector Risk
. The Fund’s assets may include energy sector investments, thereby exposing the Fund to risks associated with this sector. Increases or decreases in the commodity supply or demand and resulting changes in pricing related to natural gas, natural gas liquids, crude oil, coal or other energy commodities, may have a significant impact on the assets focused on this sector. Additionally, the energy sector is a highly regulated industry both domestically and internationally which can also have a material impact on the investments in this sector. Other factors that may adversely affect the value of securities of companies in the energy sector include operational risks, challenges to exploration and production, competition, inability to make accretive acquisitions, significant accident or event that is not fully insured at a company, natural depletion of reserves, and other unforeseen natural disasters.
Energy sector investments are affected by worldwide energy prices and costs related to energy production. These investments may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These investments may also be at risk for increased government regulation and intervention, energy conservation efforts, litigation and negative publicity and perception.

Utilities Sector [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Utilities Sector.
The Fund’s assets may include utilities sector investments, thereby exposing the Fund to risks associated with this sector. Rates charged by traditional regulated utility companies are generally subject to review and limitation by governmental regulatory commissions, and the timing of rate changes will adversely affect such companies’ earnings and dividends when costs are rising. Other factors that may adversely affect the value of securities of companies in the utilities sector include interest rate changes, supply and demand fluctuations, technological developments, natural resources conservation, and changes in commodity prices, which may be caused by supply and demand fluctuations or other market forces.

Special Situations And Distressed Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Special Situations and Distressed Investments.
We may, directly or indirectly, invest in securities and other obligations of companies that are in special situations involving significant financial or business distress, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns, they involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is unusually high. There is no assurance that we or an Investment Manager will correctly evaluate the value of the assets securing these debt investments or the prospects for a successful reorganization or similar action in respect of any company. In any reorganization or liquidation proceeding relating to such companies, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the original investment and/or may be required to accept payment over an extended period of time. Troubled company investments and other distressed asset-based investments require active monitoring.

Venture Capital And Growth Equity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Venture Capital and Growth Equity.
We may invest in venture capital and growth equity. Venture capital is usually classified by investments in private companies that have a limited operating history, are attempting to develop or commercialize unproven technologies or implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses.
Growth equity is usually classified by investments in private companies that have achieved product-market fit but may still need capital to achieve the desired level of scale before having access to the public markets for financing. As a result of the risks associated with advancing the company’s growth plan, investors can expect a higher return than might be available in the public markets, but also need to recognize the business and financial risks that remain in advancing the company’s commercial aspirations. For both venture capital and growth equity companies, the risks are generally greater than the risks of investing in public companies that may be at a later stage of development.

Agriculture And Forestry Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Agriculture and Forestry Sector Risk
. Investments in agriculture/farmland are subject to various risks, including adverse changes in national or international economic conditions, adverse local market conditions, adverse natural conditions such as storms, floods, drought, windstorms, hail, temperature extremes, frosts, soil erosion, infestations and blights, failure of irrigation or other mechanical systems used to cultivate the land, financial conditions of tenants, marketability of any particular kind of crop that may be influenced, among other things, by changing consumer tastes and preferences, import and export restrictions or tariffs, casualty or condemnation losses, government subsidy or production programs, buyers and sellers of properties, availability of excess supply of property relative to demand, changes in availability of debt financing, changes in interest rates, real estate tax rates and other operating expenses, environmental laws and regulations, governmental regulation of and risks associated with the use of fertilizers, pesticides, herbicides and other chemicals used in commercial agriculture, zoning laws and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of properties, risk due to dependence on cash flow, as well as acts of God, uninsurable losses and other factors which are beyond the control of the Fund or an Investment Fund.
In addition, the forestry and timber industry is highly cyclical and the market value of timber investments is strongly affected by changes in international economic conditions, interest rates, weather cycles, changing demographics, environmental conditions and government regulations, among other factors. For example, the volume and value of timber that can be harvested from timberlands is limited by natural disasters, fire, volcanic eruptions, insect infestation, disease, ice storms, windstorms, flooding and other events and weather conditions and changes in climate conditions could intensify the effects of any of these factors. Many companies in the timber and forestry industry do not insure against damages to their timberlands. This industry is also subject to stringent U.S. federal, state and local environmental, health and safety laws and regulations. Significant timber deposits are located in emerging markets countries where corruption and security may raise significant risks.

Financial Institutions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Financial Institutions Risk.
Financial institutions in which the Fund may invest, directly or indirectly, are subject to extensive government regulation. This regulation may limit both the amount and types of loans and other financial commitments a financial institution can make, and the interest rates and fees it can charge. In addition, interest and investment rates are highly sensitive and are determined by many factors beyond a financial institution’s control, including general and local economic conditions (such as inflation, recession, money supply and unemployment) and the monetary and fiscal policies of various governmental agencies such as the Federal Reserve Board. These limitations may have a significant impact on the profitability of a financial institution since profitability is attributable, at least in part, to the institution’s ability to make financial commitments such as loans. Profitability of a financial institution is largely dependent upon the availability and cost of the institution’s funds and can fluctuate significantly when interest rates change.
U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to a Fund and issuers in which it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer fails, the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

Geographic Concentration Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Geographic Concentration Risks.
Our investments may be concentrated in specific geographic regions. This focus may constrain the liquidity and the number of portfolio companies available for investment. In addition, our investments will be disproportionately exposed to the risks associated with the region of concentration.

Emerging Markets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Emerging Markets.
We may invest, directly and indirectly, in companies located in emerging industrialized or less developed countries or that derive their revenues principally from such countries. Risks particularly relevant to such emerging markets may include greater dependence on exports and the corresponding importance of international trade, higher risk of inflation, more extensive controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in, and control over, the economies, decisions by the relevant government to cease its support of economic reform programs or to impose restrictions, and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors.

China is an emerging market and has demonstrated significantly higher volatility from time to time in comparison to developed markets. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, subject the Fund to risks specific to China. These risks include: (i) the risk of more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in liquidity risk, price volatility, greater market execution risk, and valuation risk; (ii) the risk of currency fluctuations, currency non-convertibility, currency revaluations and other currency exchange rate fluctuations or blockage; (iii) the risk of intervention by the Chinese government in the Chinese securities markets; (iv) the risk of nationalization or expropriation of assets; (v) the risk that the Chinese government may decide not to continue to support economic reform programs; (vi) the risk of limitations on the use of brokers; (vii) the risk of interest rate fluctuations and higher rates of inflation; (viii) the risk that the U.S. government or other governments may sanction Chinese issuers or otherwise prohibit U.S. persons (such as the Fund) from investing in certain Chinese issuers; and (ix) the risk of market volatility caused by any potential regional or territorial conflicts, including military conflicts, or natural or other disasters. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. It is unclear whether further tariffs and sanctions may be imposed or other escalating actions may be taken in the future, which could negatively impact the Fund. In addition, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund may invest. As a result of different legal standards, the Fund faces the risk of being unable to enforce its rights with respect to holdings in Chinese securities and the information about the Chinese securities in which the Fund may invest may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which could significantly decrease the liquidity and value of the securities.

Sector Concentration [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Sector Concentration.
We may invest in an Investment Fund that concentrates its investments in specific industry sectors. This focus may constrain the liquidity and the number of portfolio companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the industry sectors of concentration.

Technology Sectors [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Technology Sector.
Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated.

Financial Sector [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Financial Sector.
Financial services companies are subject to extensive governmental regulation that may limit the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability of such companies is generally dependent on the availability and cost of capital, and it can fluctuate as a result of increased competition or changing interest rates. In addition, events in the financial sector over the past several years have resulted in reduced liquidity in credit and a high degree of volatility in the financial markets. This situation has negatively affected many financial services companies, such as by causing such companies’ values to decline.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Currency Risk.
Infrastructure Assets may include direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Infrastructure Assets are denominated against the U.S. dollar may result in a decrease in the Fund’s NAV. The Advisers will not elect to hedge the value of investments made by the Fund against currency fluctuations. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Non Us Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-U.S. Risk.
Certain Infrastructure Assets may include assets outside of the United States. Non-U.S. securities or instruments involve certain factors not typically associated with investing in U.S. securities or instruments, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various non-U.S. currencies in which the Fund’s non-U.S. investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iii) differences between the U.S. and non-U.S. securities markets, including higher rates of inflation, higher transaction costs and potential price volatility in, and relative illiquidity of, some non-U.S. securities markets; (iv) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less governmental supervision and regulation in some countries; (v) certain economic, social and political risks, including potential exchange control regulations and restrictions on non-U.S. investment and repatriation of capital, the risks of political, economic or social instability, including the risk of sovereign defaults, and the possibility of expropriation or confiscatory taxation and adverse economic and political development; (vi) the possible imposition of non-U.S. taxes on income and gains recognized with respect to such securities or instruments; (vii) differing, and potentially less well developed or well-tested laws regarding creditor’s rights (including the rights of secured parties), corporate governance, fiduciary duties and the protection of investors; (viii) difficulty in enforcing contractual obligations; (ix) differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (x) reliance on a more limited number of commodity inputs, service providers and/or distribution mechanisms; (xi) political hostility to investments by foreign or private investment fund investors; and (xii) less publicly available information.
Additionally, certain Infrastructure Assets may include or invest in foreign portfolio companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied regarding the Private Market Assets may be incomplete, inaccurate and/or significantly delayed. The Fund and the Investment Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such portfolio companies, which may ultimately have an adverse impact on the NAV of the Fund.
The Fund’s Infrastructure Assets could be negatively impacted by the current hostilities in Eastern Europe, including direct and indirect effects on their operations and financial condition. In the event these hostilities escalate, the impact could more significant. Certain of the Infrastructure Assets in which the Fund may invest may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. In particular, as a result of recent events involving Ukraine and Russia, the United States and other countries have imposed economic sanctions on Russian sovereign debt and on certain Russian individuals, financial institutions, and others. Sanctions could result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities. These sanctions could also impair the Fund’s ability to meet its investment objectives. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with sanctioned countries, prohibiting the Fund from selling or otherwise transacting in these investments. This could impact the Fund’s ability to sell securities or other financial instruments as needed to meet shareholder redemptions. The Fund could seek to suspend redemptions in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine the value of its net assets.

Illiquidity Of Infrastructure Assets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquidity of Infrastructure Assets.
There is no regular market for interest in Infrastructure Assets, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the applicable Investment Manager or portfolio company and could occur at a discount to the stated NAV. If the Advisers determine to cause the Fund to sell its interests in an Infrastructure Asset, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time.

Investments In Non Voting Stock Inability To Vote [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in Non-Voting Stock; Inability to Vote.
Under certain circumstances, the Fund may hold its interests in the Infrastructure Assets in non-voting form or limit its voting rights to a certain percentage. In such cases, where only voting securities are available for purchase, the Fund will generally seek to create by contract the same result as owning a non-voting security by agreeing to relinquish or limit the right to vote in respect of its investment. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. To the extent that the Fund contractually foregoes the right to vote the relevant securities, the Fund will not be able to vote or may be able to vote only to a limited extent on matters that may be adverse to the Fund’s interests. As a result, the Fund’s influence on an Infrastructure Asset could be diminished, which may consequently adversely affect the Fund and its Shareholders.

Nature Of Portfolio Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Nature of Portfolio Companies.
Infrastructure Assets include direct and indirect investments in various companies, projects, and businesses. This may include portfolio companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Fund’s investments may also include portfolio companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such portfolio companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such portfolio companies.

Regulatory Risks of Investment Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulatory Risks of Investment Funds.
The regulatory environment for Investment Funds (and for registered investment companies investing in Investment Funds) is complex and evolving. Changes in the regulation or taxation of Investment Funds are impossible to predict and may adversely affect the value of Infrastructure Assets, the ability of the Fund to execute its investment strategy, and the ability of the Fund to offer its interests to investors who do not qualify as “accredited investors” as defined in Rule 501(a) of Regulation D promulgated under the Securities Act. There is no guarantee that the SEC will not require the Fund’s Shareholders to meet certain eligibility criteria in the future. Under such circumstances, any Shareholders of the Fund who are not “accredited investors” may be subject to mandatory repurchase of all of their Shares in the Fund.

Investments In The Debt Securities Of Small Or Middle Market Portfolio Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in the Debt Securities of Small or Middle-Market Portfolio Companies.
Our investments may consist of loans to small and/or less well-established privately held companies. While smaller private companies may have potential for rapid growth, investments in private companies pose significantly greater risks than investments in public companies. For example, private companies:

•	have reduced access to the capital markets, resulting in diminished capital resources and the ability to withstand financial distress;

•
may have limited financial resources and may be unable to meet their obligations under their debt securities, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of realizing any guarantees that may have obtained in connection with the investment;

•
may have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns;

•
generally, are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a portfolio company and, in turn, on the Investment Fund that has invested in the portfolio company; and

•
generally, have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position.

Investments in smaller capitalization companies often involve significantly greater risks than the securities of larger, better-known companies because they may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies, as these securities typically are less liquid, traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. In addition, when selling large positions in small capitalization securities, the seller may have to sell holdings at discounts from quoted prices or may have to make a series of small sales over a period of time.
In addition, investments in private companies tend to be less liquid. The securities of many of the companies in which we invest are not publicly traded or actively traded on the secondary market and are, instead, traded on a privately negotiated over-the-counter secondary market for institutional investors only. Such securities may be subject to legal and other restrictions on resale. As such, we may have difficulty exiting an investment promptly or at a desired price prior to maturity or outside of a normal amortization schedule. As a result, the relative lack of liquidity and the potential diminished capital resources of target portfolio companies may affect our investment returns.

First Lien Senior Secured Loans Second Lien Senior Secured Loans And Unitranche Debt [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
First Lien Senior Secured Loans, Second Lien Senior Secured Loans and Unitranche Debt
. When we invest, directly or indirectly, in first lien senior secured loans, second lien senior secured loans, and unitranche debt of portfolio companies, we will generally seek to take a security interest in the available assets of those portfolio companies, including the equity interests of the portfolio companies’ subsidiaries. There is a risk that the collateral securing these loans may decrease in value over time or lose its entire value, may be d ifficu
lt to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the portfolio company to raise additional capital. To the extent a debt investment is collateralized by the securities of a portfolio company’s subsidiaries, such securities may lose some or all of their value in the event of the bankruptcy or insolvency of the portfolio company. Also, in some circumstances, the Fund’s lien may be contractually or structurally subordinated to claims of other creditors. In addition, deterioration in a portfolio company’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Loans that are under- collateralized involve a greater risk of loss. Consequently, the fact that a loan is secured does not guarantee that we will receive principal and interest payments according to the loan’s terms, or at all, or that we will be able to collect on the loan should the remedies be enforced. Finally, particularly with respect to a unitranche debt structure, unitranche debt will generally have higher leverage levels than a standard first lien term loan.

Mezzanine Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mezzanine Investments.
We may, directly or indirectly, invest in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to six years. Mezzanine investments are usually unsecured and subordinate to other debt obligations of an issuer.

Risks Associated With Covenant Lite Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Associated with Covenant-Lite Loans.
A significant number of leveraged loans in the market may consist of loans that do not contain financial maintenance covenants (“Covenant-Lite Loans”). While the Fund does not intend to invest in Covenant-Lite Loans as part of its principal investment strategy, it is possible that such loans may comprise a small portion of the Fund’s portfolio. Such loans do not require the borrower to maintain debt service or other financial ratios. Ownership of Covenant-Lite Loans may expose the Fund to different risks, including with respect to liquidity, price volatility, ability to restructure loans, credit risks and less protective loan documentation than is the case with loans that also contain financial maintenance covenants.

High Yield Securities And Distressed Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield Securities and Distressed Securities
.
Our Private Market Assets may include investments in fixed income securities rated investment grade or non-investment grade (commonly referred to as high yield securities or “junk” securities) and may include investments in unrated fixed income securities. Non-investment grade securities are fixed income securities rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB by Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (“S&P”), or if unrated considered by an Investment Manager to be equivalent quality. Non-investment grade debt securities in the lowest rating categories or unrated debt securities determined to be of comparable quality may involve a substantial risk of default or may be in default. Private Market Assets in non-investment grade securities expose it to a substantial degree of credit risk. Non-investment grade securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. Non-investment grade securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. Non-investment grade securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In the event of a default, an Investment Fund or the Fund may incur additional expenses to seek recovery. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.
Certain Infrastructure Assets may be in transition, out of favor, financially leveraged or troubled, or potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. The characteristics of these companies can cause their securities to be particularly risky, although they also may offer the potential for high returns. These companies’ securities may be considered speculative, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within the companies. These securities may also present a substantial risk of default. An Investment Fund’s or the Fund’s investment in any instrument is subject to no minimum credit standard and a significant portion of the obligations and preferred stock in which an Investment Fund or the Fund may invest may be non-investment grade (commonly referred to as junk securities), which may result in the Investment Fund or the Fund experiencing greater risks than it would if investing in higher rated instruments.

Primary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Primary Investments
.
The market for Primary Investments may be very limited and competitive, and the Primary Investments to which the Fund wishes to allocate capital may not be available at any given time. Primary Investments may be heavily negotiated and may create additional transaction costs for the Fund. Primary Investments are more concentrated than investments in Investment Funds, which hold multiple portfolio companies.

Libor Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
LIBOR Risk.
The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as certain London Interbank Offer Rates (collectively, “LIBOR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). Certain LIBORs were generally phased out by the end of 2021, and some regulated entities have ceased to enter into new LIBOR-based contracts beginning January 1, 2022. There remains uncertainty regarding the future use of LIBOR, and the nature of any replacement rate. However, it is possible that the most widely used LIBORs may continue until mid-2023. As such, the potential effect of a transition away from LIBOR on the Fund or the LIBOR-based instruments in which the Fund invests cannot yet be determined, and it is not possible to completely identify or predict any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere.
The termination of certain Reference Rates presents risks to the Fund. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by the Fund or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect the Fund’s performance and/or NAV. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by the Fund or reduce the effectiveness of related Fund transactions. While some instruments in which the Fund invests may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments in which the Fund invests may have such provisions and there is significant uncertainty regarding the effectiveness of any such alternative methodologies. Any potential effects of the transition away from LIBOR on the Fund or on financial instruments in which the Fund invests, as well as other unforeseen effects, could result in losses to the Fund. Since the usefulness of LIBOR as a benchmark or reference rate could deteriorate during the transition period, these effects could occur prior to and/or subsequent to mid-2023.
The risks set out above are heightened with respect to investments in LIBOR-based products that do not include a fall back provision that addresses how interest rates will be determined if LIBOR stops being published. Other important factors include the pace of the transition, the specific terms of alternative Reference Rates accepted in the market, the depth of the market for investments based on alternative reference rates, and the Advisers’ ability to develop appropriate investment and compliance systems capable of addressing alternative Reference Rates.

Force Majeure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Force Majeure Risk
.
 Issuers may be affected by force majeure events (
i.e.
, events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including an issuer or a counterparty to the Fund or an issuer) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to an issuer or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more issuers or its assets, could result in a loss to the Fund, including if its investment in such issuer is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.
The outbreak of a novel coronavirus (“SARS-CoV-2”) and related respiratory disease (“COVID-19”) has recently led, and for an unknown period of time will continue to lead, to disruptions in local, regional, national and global markets and economies affected thereby. The COVID-19 outbreak has resulted in numerous deaths and the imposition of both local and more widespread “work from home” and other quarantine measures, mandatory closures of businesses deemed “non-essential,” border closures and other travel restrictions, labor shortages, a decline in consumer demand for certain goods and services, commercial disruption on a global scale, and general concern and uncertainty, all of which have caused social unrest and significant volatility in financial markets. The future impact of COVID-19 is currently unknown. The effects to public health, business and market conditions resulting from the COVID-19 pandemic may have a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks.
Similar consequences could arise with respect to other infectious diseases.

Infrastructure Investments Generally [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Infrastructure Investments Generally.
The Fund seeks to generate above-market risk-adjusted returns through co-investments with third-party sponsors, merchant banks, institutional investors or strategic acquirers, some or all of which may have more resources than the Fund, and which may have investment in infrastructure and infrastructure-related assets.
Investments will be subject to the risks incidental to the indirect ownership and operation of infrastructure assets, including risks associated with the general economic climate, geographic or market concentration, climatic risks, the ability of the third-party sponsors to manage the investment, government regulations, national and international political circumstances and fluctuations in interest rates, rates of inflation or commodities’ prices such as oil. Since investments in infrastructure and similar assets, like many other types of long-term investments, have historically experienced significant fluctuations and cycles in value, specific market conditions may result in temporary or permanent reductions in the value of an investment.
In addition, general economic conditions in relevant jurisdictions, as well as conditions of domestic and international financial markets, may adversely affect operations of the third-party co-investors and in turn, the Fund. In particular, because of the long time-lag between the approval of a project and its actual funding, a well-conceived project may, as a result of changes in investor sentiment, the financial markets, economic, or other conditions prior to its completion, become an economically unattractive investment.
There can be no assurance that the Investments will be profitable or generate cash flow sufficient to provide a return on or recovery of amounts invested therein.

Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Sector Risks.
Portfolio companies may operate in highly competitive markets dominated by firms with substantially greater financial and possibly better technical resources than the portfolio companies in which the Fund invests. Portfolio companies in which the Fund invests may also be subject to additional infrastructure sector risks, including (i) the risk that technology employed will be not be effective or efficient, (ii) the risk of equipment failures, failure to perform according to design specifications, failure to meet expected levels of efficiency, fuel interruptions, loss of sale and supply contracts; (iii) changes in power or fuel contract prices, bankruptcy of or defaults by key customers, suppliers or other counterparties, and tort liability; (iv) risk of changes of values of infrastructure sector companies; (v) risks associated with employment of personnel and unionized labor; (vi) political and regulatory considerations and popular sentiments that could affect the ability of the Fund to buy or sell investments on favorable terms; and (vii) other unanticipated events which adversely affect operations.
The occurrence of events related to any of the foregoing could have a material adverse effect on the Fund and its Co-Investments. These and other inherent business risks could affect the performance and value of Co-Investments.

Environmental Health And Safety Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Environmental, Health and Safety Risks.
Infrastructure assets are typically subject to numerous statutes, rules and regulations relating to protection of the environment and worker and public health and safety. Certain statutes, rules and regulations might require Co-Investments to address environmental contamination, including soil and groundwater contamination, resulting from the release of fuel, hazardous materials or other pollutants, to control other forms of environmental pollution such as air, surface water, wastewater, and noise pollution, or otherwise to incur significant capital or operating expenditures to comply with environmental, health, and safety requirements. Any current or past non-compliance with such requirements could subject the underlying assets of a Co-Investment to material administrative, civil, or criminal penalties or other liabilities. Further, under various statutes, rules and regulations of certain jurisdictions, a current or previous owner or operator of real property may be liable for the costs of investigation, monitoring, removal or remediation of hazardous materials, in some cases whether or not the owner or operator knew of or was responsible for the presence of hazardous materials. The presence of hazardous materials on a property could also result in personal injury or property damage or similar claims by private parties. Persons who arrange for the disposal or treatment of hazardous materials may also be liable for the costs of removal or remediation of these materials at the disposal or treatment facility, whether or not that facility is or ever was owned or operated by that person.
The long-term trend toward increasingly stringent environmental, health, and safety regulation could continue in the future, resulting in substantial additional costs on Co-Investments to comply with new requirements. In addition, because infrastructure assets can have a substantial environmental impact, community and environmental groups may protest about the development or operation of a Co-Investment, and these protests may induce government action to the detriment of performance of the Co-Investment. Further, ordinary operation or occurrence of an accident with respect to a Co-Investment could cause significant damage to the environment or harm to public health or safety, which may result in significant financial distress to the particular asset and ultimately affect the return on the Fund’s investment therein.
While StepStone and the Investment Manager intend to exercise reasonable care to select Co-Investments that have underlying assets that do not present a material risk of current or future environmental, health, or safety liabilities, StepStone and the Investment Manager cannot rule the possibility that such liabilities may arise as a result of a large number of factors, including changes in laws or regulations and the existence of conditions that were unknown at the time of acquisition. Environmental, health, or safety liabilities could have a material adverse effect on the results of operations, financial condition, liquidity and prospects of the Co-Investments, and on the overall value of such Co-Investments.

Terrorism Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Terrorism Risk.
The Fund may invest directly or indirectly in significant strategic assets. Strategic assets are assets that have a national or regional profile and may have monopolistic or oligopolistic characteristics. The very nature of these assets could generate additional risk not common in other industry sectors and could expose them to a greater risk of being the subject of a terrorist attack than other assets or businesses. Any terrorist attacks that occur at or near infrastructure facilities would likely cause significant harm to employees, assets and, potentially, the surrounding community. Insurers may offer a limited amount of or no insurance coverage for liability to persons other than employees or passengers for claims resulting from acts of terrorism, war or similar events. A terrorist attack involving the property of an infrastructure asset, or property under control of a portfolio company, may result in liability far in excess of available insurance coverage. A terrorist attack on an infrastructure asset may also have adverse consequences for all assets of that type, including the underlying assets in a Co-Investment. For example, as a result of a terrorist attack in the vicinity of an infrastructure asset, the infrastructure asset may be forced to increase preventative security measures or expand its insurance coverage, adversely affecting the profitability of investment in that asset. Similarly, a terrorist attack could cause reduced patronage, usage and demand for an entire class of infrastructure assets or for infrastructure investments in the region of the terrorist attack, which could adversely affect the profitability of the Co-Investments.

Climate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Climate Risk.
Global climate change is widely considered to be a significant threat to the global economy. Infrastructure assets in particular may face risks from the physical effects of climate change, such as risks posed by increasing frequency or severity of extreme weather events and rising sea levels and temperatures. Additionally, the Paris Agreement and other initiatives by international, U.S. federal, state, and regional policymakers and regulatory authorities as well as private actors seeking to reduce greenhouse gas emissions may expose infrastructure assets to so-called “transition risks” in addition to physical risks, such as: (i) regulatory and litigation risk (e.g., changing legal requirements that could result in increased permitting and compliance costs, changes in business operations, or the discontinuance of certain operations, and litigation seeking monetary or injunctive relief related to climate impacts); (ii) technology and market risk (e.g., declining market for products and services seen as greenhouse gas intensive or less effective than alternatives in reducing greenhouse gas emissions); and (iii) reputational risk (e.g., risks tied to changing customer or community perceptions of an asset’s relative contribution to greenhouse gas emissions). StepStone and the Investment Manager cannot rule out the possibility that climate risks could result in unanticipated delays or expenses and, under certain circumstances, could prevent completion of investment activities once undertaken, any of which could have a material adverse effect on a Co-Investment or the Fund.

Regulatory And Legal Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulatory and Legal Risks.
Certain of the Co-Investments may be in entities that are subject to substantial regulation by governmental agencies. The nature of this regulation exposes the owners of infrastructure assets to a higher level of regulatory control than typically imposed on other businesses. In addition, their operations may often rely on governmental licenses, concessions, leases or contracts that are generally very complex and may result in disputes over interpretation or enforceability. Even though most permits and licenses are obtained prior to the commencement of full project operations, many of these licenses and permits have to be maintained over the project’s life. If the Fund or portfolio companies fail to comply with these regulations or contractual obligations, they could be subject to monetary penalties or they may lose their rights to operate the underlying infrastructure assets, or both. Where their ability to operate an infrastructure asset is subject to a concession or lease from the government, the concession or lease may restrict their ability to operate the asset in a way that maximizes cash flows and profitability. Government entities generally have significant influence over such companies in respect of the various contractual and regulatory relationships they may have, and these government entities may exercise their authority in a manner that causes delays in the operation of the business of the infrastructure investments, obstacles to pursuit of the infrastructure investments’ strategy or increased administrative expenses. In this regard, the nature and extent of government regulation can also be a key driver of value and returns. Furthermore, permits or special rulings may be required on taxation, financial and regulatory related issues.
The concessions of certain Co-Investments are granted by government bodies and are subject to special risks, including the risk that the relevant government bodies will exercise sovereign rights and take actions contrary to the rights of the Fund or the relevant portfolio company under the relevant concession agreement. Indeed, to the extent that Fund invests in assets that are governed by lease or concession agreements with governmental authorities, there is a risk that these authorities may not be able to honor their obligations under the agreement, especially over the long term. The lease or concession may also contain clauses more favorable to the government counterparty than a typical commercial contract. For instance, the lease or concession may enable the government to terminate the lease or concession in certain circumstances (such as default by the Fund or by a portfolio company) without requiring the government counterparty to pay adequate compensation. In addition, there can be no assurance that the relevant government bodies will not legislate, impose regulations or taxes or change applicable laws or act contrary to the law in a way that would materially and adversely affect the business of the Co-Investments. Indeed, government counterparties may have the discretion to change or increase regulation of the operations of the Co-Investments or to implement laws, regulations or policies affecting their operations, separate from any contractual rights that the government counterparties may have. Governments have considerable discretion in implementing regulations and policies that could impact Co-Investments, and because infrastructure assets provide basic, everyday services, and face limited competition, governments may be influenced by political considerations and make decisions that adversely affect Co-Investments and their operations. Activities not currently regulated may in the future be regulated.
In addition, infrastructure investments may be subject to rate regulation by government agencies because of their unique position as the sole or predominant providers of services that are often essential to the community. As a result, certain infrastructure investments might be subject to unfavorable price regulation by government agencies. Political oversight of the sector is also likely to remain pervasive and unpredictable and, for political reasons, governments may attempt to take actions which may negatively affect the operations, revenue, profitability or contractual relationships of infrastructure investments, including through expropriation.
Certain infrastructure investments may need to use public ways or may operate under easements. Under the terms of agreements governing the use of public ways or easements, government authorities may retain the right to restrict the use of such public ways or easements or to require portfolio companies to remove, modify, replace or relocate their facilities at the portfolio company’s expense. If a government authority exercises these rights, the portfolio company could incur significant costs and its ability to provide service to its customers could be disrupted, which could adversely impact the performance of the relevant Co-Investment.
Infrastructure assets are often governed by highly complex legal contracts and documents. As a result, the risks of a dispute over interpretation or enforceability of the legal contracts and documentation and consequent costs and delays may be higher than for other types of investments. Such risks may be increased by the uncertainty of laws and their application in certain jurisdictions in which the Fund will invest. The Fund may be adversely affected by future changes in laws and regulations.
Other legal risks relate to environmental issues and industrial actions or to actions by special interest groups and actions or litigation relating to the acquisition, ownership, operation and disposition of the Co-Investments that may adversely affect the Co-Investment or the value thereof. The risk of such actions or litigation may be higher with regard to infrastructure investments (which may be of a public and/or quasi-monopoly nature) compared to other investments.

Demand And Usage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Demand and Usage Risk.
The Fund may directly or indirectly invest in assets with demand, usage and throughput risk. Residual demand, usage and throughput risk can affect the performance of Co-Investments. For example, some of the Co-Investments may be subject to seasonal variations, and accordingly, the Fund’s operating results for any such Co-Investment in any particular quarter may not be indicative of the results that can be expected for such Co-Investment throughout the entire year. To the extent that StepStone’s and the Investment Manager’s assumptions regarding the demand, usage and throughput of assets prove incorrect, returns to the Fund could be adversely affected.
Users of the infrastructure operated by Co-Investments may react negatively to any adjustments to applicable tolls or other usage-related fee rates, or public pressure may cause relevant government authorities to challenge the tolls or other usage-related fee rates. Users of infrastructure may react adversely to tolls or other usage-related fee rates, for example, by avoiding using the infrastructure or refusing to pay the tolls or other usage-related fee, resulting in lower volumes and reduced usage revenues. In addition, adverse public opinion, or lobbying efforts by specific interest groups, could result in governmental pressure on Co-Investments to reduce their tolls or other usage-related fee rates, or to forego planned tolls or other usage-related fee rate in creases
. StepStone and the Investment Manager cannot guarantee that government bodies with which Co-Investments have concession agreements will not try to exempt certain users’ categories from tolls or other usage-related fees or negotiate lower tolls or other usage-related fee rates. If public pressure or government action forces Co-Investments to restrict their tolls or other usage-related fee rate increases or to reduce their tolls or other usage-related fee rates, and they are not able to secure adequate compensation to restore the economic balance of the relevant concession agreement, the Fund’s business, financial condition and results of operations could be materially and adversely affected.
The Fund may invest in Co-Investments that derive substantially all of their revenues from collecting tolls or other usage-related fees from users of such infrastructure. The tolls or other usage-related fees that are applicable to such infrastructure are set forth in the respective concession agreements entered into by or on behalf of the Fund or the relevant portfolio company and the relevant government body.
After execution of a concession agreement, the relevant government bodies may seek to limit such Co-Investments’ ability to increase, or may seek to reduce, tolls or other usage-related fee rates outside the scope of the respective concession agreements, as a result of factors such as general economic conditions, negative consumer perceptions of increases in tolls or other usage-related fee rates, the prevailing rate of inflation, volume and public sentiment about prevailing tolls or other usage-related fee rates.

Valuation Of The Funds Interests In Investment Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation of the Fund’s Interests in Investment Funds.
The valuation of the Fund’s investments in Investment Funds is ordinarily determined based upon valuations provided by the Investment Managers on a quarterly basis. Although such valuations are provided on a quarterly basis, the Fund provides valuations, and issues Shares, on a daily basis. A large percentage of the securities in which the Fund invests do not have a readily ascertainable market price and are fair valued by the Investment Manager. In this regard, an Investment Manager may face a conflict of interest in valuing the securities, as their value may affect the Investment Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Investment Manager, the accuracy of the valuations provided by the Investment Managers, that the Investment Managers will comply with their own internal policies or procedures for keeping records or making valuations, or that the Investment Managers’ policies and procedures and systems will not change without notice to the Fund. As a result, an Investment Manager’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities.
An Investment Manager’s information could also be inaccurate due to fraudulent activity, mis-valuation or inadvertent error. The Fund may not uncover errors in valuation for a significant period of time, if ever.

Valuations Subject To Adjustment [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuations Subject to Adjustment.
The Fund determines its NAV daily based upon the quarterly valuations reported by the Investment Managers, which may not reflect market or other events occurring subsequent to the quarter-end. The Fund fair values its holdings in Investment Funds to reflect such events, consistent with its valuation policies; however, there is no guarantee the Fund will correctly fair value such investments. Additionally, the valuations reported by Investment Managers may be subject to later adjustment or revision. For example, fiscal year-end NAV calculations of the Investment Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the NAV of the Fund, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Investment Managers or revisions to the NAV of an Investment Fund adversely affect the Fund’s NAV, the remaining outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a NAV higher than the adjusted amount. Conversely, any increases in the NAV resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a NAV lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

Termination Of The Funds Interest In An Investment Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Termination of the Fund’s Interest in an Investment Fund.
An Investment Fund may, among other things, terminate the Fund’s interest in that Investment Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Investment Fund or if the continued participation of the Fund in the Investment Fund would have a material adverse effect on the Investment Fund or its assets. The Fund’s over-commitment strategy may increase the risk that the Fund is unable to satisfy a capital call from an Investment Fund.

General Risks Of Secondary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Risks of Secondary Investments.
The overall performance of the Fund’s Secondary Investments will depend in part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. There is a risk that investors exiting a Co-Investment or an Investment Fund through a secondary transaction may possess superior knowledge regarding the value of their investment, and the Fund may pay more for a secondary investment than it would have if it were also privy to such information. Certain Secondary Investments may be purchased as a portfolio, and in such cases the Fund may not be able to carve out from such purchases those investments that the Advisers consider (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires a secondary Investment Fund, the Fund will generally not have the ability to modify or amend such secondary Investment Fund’s constituent documents (
e.g.
, limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments.
Where the Fund acquires a secondary Investment Fund, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant secondary Investment Fund and, subsequently, that secondary Investment Fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such secondary Investment Fund. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the secondary Investment Fund, there can be no assurance that the Fund would have such right or prevail in any such claim.
The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including, among other things: (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.
Additionally, the Fund may acquire interests in Secondary Investments through structured transactions such as collateralized fund obligations (“CFOs”) or similar investment vehicles that own existing secondaries and co-investments. These structures may impose additional administrative costs that the Fund would not have incurred had it invested in Secondary Investments directly. Secondary Investments held inside of a CFO may be subject to the risks and benefits of leverage at the CFO level. If the Fund acquires interests in a secondary Investment Fund through a CFO, the Fund may be limited in its ability to enforce its rights against such secondary Investment Fund.

Commitment Strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Commitment Strategy
.
The Fund may maintain a sizeable cash position in anticipation of funding capital calls. The Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by Investment Funds. The overall impact on performance due to holding a portion of the investment portfolio in cash or cash equivalents could be negative.

The Fund will employ an “over-commitment” strategy, which could result in an insufficient cash supply to fund unfunded commitments to Investment Funds. Such a short fall would have negative impacts on the Fund, including an adverse impact on the Fund’s ability to pay for redemptions of Shares by Shareholders, pay distributions or to meet expenses generally. Moreover, if the Fund defaults on its unfunded commitments or fails to satisfy capital calls in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Investment Fund. Any failure by the Fund to make timely capital contributions in respect of its unfunded commitments may (i) impair the ability of the Fund to pursue its investment program, (ii) force the Fund to borrow, indirectly cause the Fund, and, indirectly, the Shareholders to be subject to certain penalties from the Investment Funds (including the complete forfeiture of the Fund’s investment in an Investment Fund), or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).

Allocation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Allocation Risk.
The Firm advises clients and sponsors, administers, manages and/or advises traditional and non-traditional investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses, the “Related Investment Accounts”). Certain Related Investment Accounts may have investment objectives and/or utilize investment strategies that are similar or comparable to those of the Fund (the “Related Funds”). As a result, certain investments may be appropriate for the Fund and also for other Related Investment Accounts.
Decisions as to the allocation of investment opportunities among the Fund and other Related Investment Accounts present numerous inherent conflicts of interest, particularly where an investment opportunity has limited availability. In order to address these conflicts of interest, the Firm adopted allocation policies and procedures that were designed to require that all investment allocation decisions made by the investment team are being made fairly and equitably among Related Investment Accounts over time.
Subject to applicable law, the Firm will allocate opportunities among the Fund and the Related Investment Accounts in its sole discretion. The Firm will determine such allocations among its Related Investment Accounts in its sole discretion in accordance with their respective guidelines and based on such factors and considerations as it deems appropriate. Subject to the foregoing and the paragraph below, available capacity with respect to each investment opportunity generally will be allocated among the various Related Investment Accounts for which the investment has been approved pro rata.
The 1940 Act imposes significant limits on co-investments with affiliates of the Fund. The Advisers and the Fund have obtained an exemptive order from the SEC that permits the Fund to co-invest alongside its affiliates in privately negotiated investments. However, the SEC exemptive order contains certain conditions that limit or restrict the Fund’s ability to participate in such transactions, including, without limitation, where the Firm’s advised funds have an existing investment in the operating company or Investment Fund. Additionally, third parties, such as the Investment Managers of Primary Investments, may not prioritize an allocation to the Fund when faced with a more established pool of capital also competing for allocation. Ultimately, an inability to receive the desired allocation to certain Infrastructure Assets could represent a risk to the Fund’s ability to achieve the desired investment returns. See “Investment Program — The Firm’s Allocation Policy.”

Non Diversified Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversified Status
. The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means that it is not subject to percentage limitations under the 1940 Act on the percentage of its assets that may be invested in the securities of any one issuer. The Fund’s NAV may therefore be subject to greater volatility than that of an investment company that is subject to such a limitation on diversification. In addition, while the Fund is a “non-diversified” fund for purposes of the 1940 Act, the Fund intends to maintain its qualification to be treated as a RIC under the Code. To qualify as a RIC under the Code, the Fund must, among other things, diversify its holdings so that, at the end of each quarter of each taxable year, (A) at least 50% of the market value of the Fund’s assets is represented by cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (B) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (1) any one issuer, (2) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses, or (3) any one or more “qualified publicly traded partnerships.” As such, the Advisers typically endeavor to limit the Fund’s investments in any one Investment Fund to no more than 25% of the Fund’s gross assets (measured at the time of purchase).

J Curve Performance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
“J-Curve” Performance Risk.
Investment Funds typically exhibit “J-Curve” performance, such that an Investment Fund’s NAV typically declines moderately or flattens during the early portion of the Investment Fund’s lifecycle as investment-related fees and expenses accrue prior to the realization of investment gains. As the Investment Fund matures and as assets are sold, the Advisers believe that the pattern typically reverses with increasing NAV and distributions. There can be no assurance, however, that any or all of the Investment Funds in which the Fund invests will exhibit this pattern of investment returns.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		128 S Tryon St.
Entity Address, Address Line Two		Suite 880
Entity Address, City or Town		Charlotte
Entity Address, State or Province		NC
Entity Address, Postal Zip Code		28202
Contact Personnel Name		Robert W. Long
Class T Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	3.50%
Other Transaction Expenses [Abstract]
Management Fees [Percent]		1.60%
Interest Expenses on Borrowings [Percent]	[2]	0.02%
Distribution/Servicing Fees [Percent]		0.85%
Acquired Fund Fees and Expenses [Percent]	[3]	0.60%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4],[5]	0.84%
Total Annual Expenses [Percent]		3.91%
Waivers and Reimbursements of Fees [Percent]	[6]	0.34%
Net Expense over Assets [Percent]	[7]	4.25%
Expense Example, Year 01		$ 76
Expense Example, Years 1 to 3		153
Expense Example, Years 1 to 5		232
Expense Example, Years 1 to 10		$ 436
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class T Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			1,003.024
Class S Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	3.50%
Other Transaction Expenses [Abstract]
Management Fees [Percent]		1.60%
Interest Expenses on Borrowings [Percent]	[2]	0.02%
Distribution/Servicing Fees [Percent]		0.85%
Acquired Fund Fees and Expenses [Percent]	[3]	0.60%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4],[5]	0.84%
Total Annual Expenses [Percent]		3.91%
Waivers and Reimbursements of Fees [Percent]	[6]	0.34%
Net Expense over Assets [Percent]	[7]	4.25%
Expense Example, Year 01		$ 76
Expense Example, Years 1 to 3		153
Expense Example, Years 1 to 5		232
Expense Example, Years 1 to 10		$ 436
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class S Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			1,003.024
Class D Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Management Fees [Percent]		1.60%
Interest Expenses on Borrowings [Percent]	[2]	0.02%
Distribution/Servicing Fees [Percent]		0.25%
Acquired Fund Fees and Expenses [Percent]	[3]	0.60%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4],[5]	0.84%
Total Annual Expenses [Percent]		3.31%
Waivers and Reimbursements of Fees [Percent]	[6]	0.34%
Net Expense over Assets [Percent]	[7]	3.65%
Expense Example, Year 01		$ 37
Expense Example, Years 1 to 3		105
Expense Example, Years 1 to 5		176
Expense Example, Years 1 to 10		$ 363
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class D Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			1,003.024
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Management Fees [Percent]		1.60%
Interest Expenses on Borrowings [Percent]	[2]	0.02%
Distribution/Servicing Fees [Percent]		0.00%
Acquired Fund Fees and Expenses [Percent]	[3]	0.60%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4],[5]	0.84%
Total Annual Expenses [Percent]		3.06%
Waivers and Reimbursements of Fees [Percent]	[6]	0.34%
Net Expense over Assets [Percent]	[7]	3.40%
Expense Example, Year 01		$ 34
Expense Example, Years 1 to 3		98
Expense Example, Years 1 to 5		164
Expense Example, Years 1 to 10		$ 340
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class I Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			23,213,347.707
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		percentage of the Fund’s average net assets
Class T Shares Held [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		$ 76
Expense Example, Years 1 to 3		153
Expense Example, Years 1 to 5		232
Expense Example, Years 1 to 10		436
Class S Shares Held [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		76
Expense Example, Years 1 to 3		153
Expense Example, Years 1 to 5		232
Expense Example, Years 1 to 10		436
Class D Shares Held [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		37
Expense Example, Years 1 to 3		105
Expense Example, Years 1 to 5		176
Expense Example, Years 1 to 10		363
Class I Shares Held [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		34
Expense Example, Years 1 to 3		98
Expense Example, Years 1 to 5		164
Expense Example, Years 1 to 10		$ 340

[1]	Investors purchasing Class T and Class S Shares may be charged a sales load of up to 3.50% of the investment amount. The table assumes the maximum sales load is charged. A Selling Agent may, in its discretion, waive all or a portion of the sales load for certain investors. See “Plan of Distribution.”
[2]	These expenses represent estimated interest payments the Fund expects to incur in connection with its credit facility during the 12 months ending June 30, 2025. See “Investment Program — Leverage.”
[3]	The “Acquired Fund Fees and Expenses” are based on estimated amounts for the 12 months ending June 30, 2025. Some or all of the Investment Funds in which the Fund intends to invest charge carried interests, incentive fees or allocations based on the Investment Funds’ performance. The Investment Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.00% based on committed capital, and approximately 15% to 20% of net profits as a carried interest allocation. The Acquired Fund Fees and Expenses disclosed above are based on historic returns of the Investment Funds in which the Fund anticipates investing in for the 12 months ending June 30, 2025, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” The 0.60% shown as Acquired Fund Fees and Expenses reflects operating expenses of the Investment Funds (e.g., management fees, administration fees and professional and other direct, fixed fees and expenses of the Investment Funds) after refunds, excluding any performance-based fees or allocations paid by the Investment Funds that are paid solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds.
[4]	Includes amounts paid under an administration agreement (the “Administration Agreement”) between the Fund and StepStone Private Wealth as administrator (the “Administrator”). Under the Administration Agreement, the Fund pays the Administrator an administration fee (the “Administration Fee”) in an amount up to 0.23% on an annualized basis of the Fund’s net assets. From the proceeds of the Administration Fee, the Administrator pays UMB Fund Services, Inc. (the “Sub-Administrator”) a sub-administration fee (the “Sub-Administration Fee”) in an amount up to 0.08% on an annualized basis of the Fund’s net assets, subject to a minimum annual fee. The Sub-Administration Fee is paid pursuant to a sub-administration agreement and a fund accounting agreement each between the Administrator and the Sub-Administrator. The Administration Fee is accrued daily based on the value of the net assets of the Fund as of the close of business on each business day (including any assets in respect of shares that is repurchased by the Fund on such date) and payable in arrears within ten business days after the end of the month. The Sub-Administration Fee is calculated in a manner substantially similar to the Administration Fee and is payable monthly in arrears.
[5]	Other Expenses include all other expenses incurred by the Fund, such as its organizational and offering expenses, certain administrative costs and expenses relating to the offering and sale of Shares. Other Expenses are estimated for the 12 months ending June 30, 2025.
[6]	The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund for the Limitation Period. The Adviser may extend the Limitation Period for a period of one year on an annual basis. The Expense Limitation and Reimbursement Agreement limits the amount of the Fund’s aggregate ordinary operating expenses, excluding certain Specified Expenses listed below, borne by the Fund during the Limitation Period to an amount not to exceed 1.00% for Class T, S, D and I Shares, on an annualized basis, of the Fund’s daily net assets or the Expense Cap. “Specified Expenses” that are not covered by the Expense Limitation and Reimbursement Agreement include: (i) the Management Fee; (ii) all fees and expenses of Private Market Assets and other investments in which the Fund invests (including the underlying fees of the Private Market Assets and other investments (the Acquired Fund Fees and Expenses)); (iii) transactional costs, including legal costs and brokerage commissions, associated with the acquisition and disposition of Private Market Assets and other investments; (iv) interest payments incurred on borrowing by the Fund; (v) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund; (vi) distribution and/or shareholder servicing fees, as applicable; (vii) taxes; and (viii) extraordinary expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceeding, indemnification expenses, and expenses in connection with holding and/or soliciting proxies for all annual and other meetings of Shareholders. See “Fund Expenses” for additional information. If the Fund’s aggregate ordinary operating expenses, exclusive of the Specified Expenses, in respect of any Class of Shares for any day exceeding the Expense Cap applicable to that Class of Shares, the Adviser will waive its Management Fee and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. The Adviser may also directly pay expenses on behalf of the Fund and waive reimbursement under the Expense Limitation and Reimbursement Agreement. To the extent that the Adviser waives its Management Fee, reimburses expenses to the Fund or pays expenses directly on behalf of the Fund, it is permitted to recoup from the Fund any such amounts for a period not to exceed three years from the month in which such fees and expenses were waived, reimbursed, or paid, even if such recoupment occurs after the termination of the Limitation Period. However, the Adviser may only recoup the waived fees, reimbursed expenses or directly paid expenses in respect of the applicable Class of Shares if (i) the aggregate ordinary operating expenses have fallen to a level below the relevant Expense Cap and (ii) the recouped amount does not raise the level of aggregate ordinary operating expenses plus waived fees, reimbursed expenses or directly paid expenses in respect of a Class of Shares in the month of recoupment to a level that exceeds any Expense Cap applicable at that time.
[7]	Annual Net Expenses include expenses limited by the Fund’s Expense Limitation and Reimbursement Agreement.